UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618;
811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows


[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL


ANNUAL REPORT
September 30, 2005

Portfolio Managers' Letter
FIRST INVESTORS TOTAL RETURN FUND

Dear Investor:

This is the annual report for the First Investors Total Return Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 9.3% for Class A shares and 8.5% for Class B shares, including dividends of 24.5 cents per share on Class A shares and
15.4 cents per share on Class B shares.

The Fund's strategy remains to allocate its portfolio among stocks, bonds and cash equivalents, with at least 50% in stocks and at least 25% in bonds. During the fiscal year, the Fund maintained a 65.1% average equity allocation, and an average bond allocation of 29.7%.

Performance of the equities portion of the portfolio was impacted by the continued strength in the general economy, the rise in energy prices, the solid performance of the equity markets and strong stock selection across multiple sectors. Fund performance on an absolute basis was largely the result of the Fund's investments in the energy, technology, consumer discretionary and industrials sectors. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap equities outperformed their larger capitalization counterparts during the review period. Stock selection benefited investments in almost all sectors, most notably in the consumer discretionary, energy, industrials and materials areas. The Fund's investments in financial services firms detracted from results.

Approximately 60% of the bond allocation was invested in high-grade corporate bonds, 25% in mortgage-backed bonds, and the remainder in U.S. agency and municipal bonds. With the exception of municipal bonds, which outperformed the bond market in general, returns across bond sectors were fairly uniform.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income

October 31, 2005

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2005, and held for the entire six-month period ended September 30, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS EQUITY FUNDS

At a meeting held on May 19, 2005 ("May Meeting"), the Boards of Directors or Trustees ("Board"), as the case may be, including a majority of the non-interested or independent Directors/Trustees (hereinafter, "Directors"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each, a "Fund" and collectively, the "Funds"): Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Focused Equity Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Total Return Fund, Value Fund and Global Fund. In addition, at the May Meeting, the Board, including a majority of non-interested Directors, approved the renewal of the sub-advisory agreement (each a "Sub-Advisory Agreement") between FIMCO and Wellington Management Company, LLP ("WMC") with respect to the All-Cap Growth Fund, Focused Equity Fund and Global Fund (collectively, the "Sub-Advised Funds"). In reaching its decisions, the Board reviewed and considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements and Sub-Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Equities and representatives of WMC and various reports on compliance and other services provided by FIMCO and its affiliates. In response to specific requests from the Directors in connection with the May Meeting, FIMCO furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the investment performance of each Fund, including comparisons to a group of mutual funds based on the category assigned to the Fund, and data published, by Lipper, Inc. ("Peer Group"); (3) the management fees paid by each Fund and total expense ratios of each Fund compared to the management fees and total expense ratios of each Fund's Peer Group; (4) the costs of providing services to each Fund and the profits realized by FIMCO and its affiliate, Administrative Data Management Corporation ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund and, with respect to the Sub-Advised Funds, the fact that FIMCO pays WMC a sub-advisory fee for its services to those Funds out of the advisory fee received by FIMCO; and
(5) any "fall out" or ancillary benefits enjoyed by FIMCO or its affiliates as a result of the relationship with each Fund. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

FIRST INVESTORS EQUITY FUNDS

In addition, in response to specific requests from the Directors in connection with the May Meeting, WMC furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including:
(1) the nature, extent and quality of services provided by WMC to the Sub-Advised Funds; (2) the investment performance of each Sub-Advised Fund, including comparisons to each Fund's Peer Group; (3) the sub-advisory fee rates charged by WMC, a comparison of those fee rates to the fee rates charged by WMC for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the Sub-Advised Funds and a comparison of the fee rates charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds; (4) the overall profitability of WMC; and (5) any "fall out" or ancillary benefits enjoyed by WMC as a result of the relationship with each Sub-Advised Fund.

In considering the information and materials described above, the Directors received assistance from and met separately with independent counsel. Although the Advisory Agreements for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Directors addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements. Rather, the approval determinations were made on the basis of each Director's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO does not provide management services to hedge funds, pension funds or separately managed accounts. As a result, the Directors considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex, and emphasized that FIMCO's senior management sets a tone for the organization that is aimed at the protection of Fund shareholders and that this focus permeates the entire organization. The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (i) the provision of investment advice to the Funds; (ii) implementing policies and procedures designed to ensure compliance with each

Fund's investment objectives and policies; (iii) the review of brokerage arrangements; (iv) oversight of general portfolio compliance with applicable laws; (v) the provision of certain administrative services to the Funds, including fund accounting; and (vi) the implementation of Board directives as they relate to the Funds. The Board also acknowledged that FIMCO has devoted substantial time and resources to ensure that the Funds and FIMCO are in compliance with a wide array of new regulatory initiatives that have been aimed at mutual funds and their service providers. With regard to compliance, the Board noted that FIMCO's and the Funds' overall compliance records were good. The Board also noted that FIMCO had made changes to portfolio managers, strengthened portfolio manager teams and added to its in-house research and analytical capabilities in response to previous discussions with the Board.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by WMC to the Sub-Advised Funds over both the short and long term and the organizational depth and stability of WMC.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's and WMC's services, as applicable, as well as the services of FIMCO's affiliates, and that FIMCO and its affiliates as well as WMC have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports prepared by FIMCO and WMC specifically for the May Meeting. In particular, the Directors reviewed the performance of the Funds for each of the past five calendar years and gave more weight to each Fund's performance over the most recent calendar year ("1-year period") and average performance over the most recent three calendar year period ("3-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. In reviewing this data, the Board particularly focused on whether a Fund's

FIRST INVESTORS EQUITY FUNDS

performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that:

* Growth & Income Fund, Special Situations Fund, Total Return Fund and Global Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period. The Board also considered the recent appointment of a sub-adviser for the Special Situations Fund, Paradigm Capital Management, Inc., to enhance performance.

* All-Cap Growth Fund and Value Fund were in the second highest quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Mid-Cap Opportunity Fund was in the second highest quintile of its Peer Group for the 1-year period and the third quintile for the 3-year period.

With regard to Blue Chip Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered the fact that a new portfolio manager had been assigned to the Blue Chip Fund in May of 2005 to be a favorable development, and was pleased with management's efforts to address Fund performance. The Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to Focused Equity Fund, the performance report showed that the Fund was in the last quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period. However, in reviewing the Focused Equity Fund's performance compared to its Peer Group, the Board noted that the Fund had delivered above average returns for two of the last five calendar years. Furthermore, the Board noted that WMC had assigned a new portfolio manager for the Fund on August 31, 2002 and that the Fund's performance since that time through March 31, 2005 fell within the third quintile of its Peer Group. The Board was encouraged by the Fund's performance over this time period; considered the recent shift in strategy with regard to the market capitalization of the Fund's portfolio securities to be a positive development; and expressed confidence in the current portfolio manager. The Board also expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board gave substantial consideration to the fees payable under each Fund's Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed reports prepared by FIMCO comparing each Fund's effective management fee rates, operating expense ratios, and total expense ratios to its Peer Group. The Board also noted the effect of the management fee waivers in place for the Blue Chip Fund, Mid-Cap Opportunity Fund, Special Situations Fund and Total Return Fund during the periods presented, and discussed with FIMCO whether the fee schedules should be modified in light of these fee waivers. With regard to the effective management fee rates for the 2004 fiscal year, on a Fund-by-Fund basis, the Board noted that:

* The level of management fee rates for Blue Chip Fund, Growth & Income
  Fund, All-Cap Growth Fund, Focused Equity Fund, Total Return Fund, Value Fund, Mid-Cap Opportunity Fund and Special Situations Fund, taking into account the fee waivers (as applicable), were either lower than or generally comparable (within 10%) to their Peer Group median. The recent appointment of Paradigm Capital Management, Inc. as sub-adviser of Special Situations Fund is at a substantial expense to FIMCO.

* The level of management fee rate for Global Fund was higher (by more than 10%) than its Peer Group median.

In considering the sub-advisory fee rates charged by and costs and profitability of WMC with regard to the Sub-Advised Funds, the Board noted that FIMCO pays WMC a sub-advisory fee from its own advisory fee rather than each Fund paying WMC a fee directly. WMC provided, and the Board reviewed, information comparing the fees charged by WMC for services to the Sub-Advised Funds versus the fees charged by WMC to other comparable investment companies or accounts, as applicable, as well as a comparison of fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds. Based on a review of this information, the Board noted that the fees charged by WMC for services to each Sub-Advised Fund appeared comparable to the fees WMC charges to such other investment companies or accounts after taking into consideration the assets under management by WMC for each of the Sub-Advised Funds and that the fees charged by WMC appeared comparable to fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds.

With regard to overall expense ratios, the Board noted that each Fund's total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense limitations (as applicable), was higher than the median of its respective Peer Group. The Board acknowledged the effect on the Funds' total operating expense ratios of transfer agency fees due to the small average account size of the Funds versus the industry average account size. The Board further acknowledged the nature and quality of the services provided by the Funds' transfer agent given the Funds' shareholder base, which is largely composed of investors who maintain retirement accounts and those who maintain small account balances. In addition, management explained, and the Board considered, the benefits to the Funds from investment by shareholders

FIRST INVESTORS EQUITY FUNDS

who maintain retirement accounts in the Funds. Furthermore, the Board recognized management's efforts to control operating expenses, noting that each Fund's total expense ratio had declined from the previous calendar year.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2004, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that its fixed costs will increase in the future due to, among other things, new regulatory requirements. In reviewing the profitability information, the Directors also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Directors recognized that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement for each Fund currently includes "breakpoints" (i.e., reductions in the management fee rate as assets increase) to account for management economies of scale. The Board noted that Blue Chip Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Special Situations Fund and Total Return Fund have each reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates. With regard to All-Cap Growth Fund, Focused Equity Fund, Value Fund and Global Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO and WMC as a result of their relationship with the Funds. In that regard, the Board noted that FIMCO and WMC engage in soft dollar transactions and that the Funds' brokerage transactions may be directed to certain brokers to obtain research and other services, which may be used in servicing all funds in the First Investors fund complex or other clients of WMC, as applicable. However, the Board noted that FIMCO and WMC must select brokers based on each Fund's requirements for seeking best execution. The Board also considered information relating to ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the Funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates as well as WMC by virtue of their relationship to the applicable Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services, including any applicable non-management services, to be provided by FIMCO and WMC, the Board concluded that the level of fees paid to FIMCO with respect to each Fund and WMC with respect to each Sub-Advised Fund is reasonable.

                                * * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the independent Directors, approved each Advisory Agreement and Sub-Advisory Agreement.

Fund Expenses
FIRST INVESTORS TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00       $1,038.52      $7.26
Hypothetical
  (5% annual return before expenses)            $1,000.00       $1,017.95      $7.18
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                          $1,000.00       $1,034.86     $10.81
Hypothetical
  (5% annual return before expenses)            $1,000.00       $1,014.44     $10.71
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                          17.6%
Consumer Discretionary              10.8%
Industrials                         10.6%
Information Technology              10.4%
Health Care                          8.5%
Consumer Staples                     8.0%
Mortgage-Backed Certificates         7.2%
Energy                               5.9%
Materials                            4.8%
U.S. Government Agency Obligations   3.9%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS TOTAL RETURN FUND

Comparison of change in value of $10,000 investment in the First Investors Total Return Fund (Class A shares), the Merrill Lynch U.S. Corporate & Government Master Index and the Standard & Poor's 500 Index.

First Investors Total Return Fund
Graph Plot Points
for the periods Ended 9/30/05
                                                               Merrill Lynch
                Total Return         S&P 500    U.S Corporate and Government
                        Fund           Index                    Master Index
Dec-95               $ 9,425         $10,000                         $10,000
Dec-96                10,426          12,296                          10,291
Dec-97                12,311          16,398                          11,297
Sep-98                12,898          17,382                          12,346
Sep-99                14,381          22,214                          12,163
Sep-00                17,066          25,164                          12,978
Sep-01                14,113          18,465                          14,718
Sep-02                12,499          14,682                          16,059
Sep-03                14,447          18,264                          17,057
Sep-04                15,841          20,797                          17,625
Sep-05                17,306          23,345                          18,104

(INSET BOX IN CHART READS:)
                              Average Annual Total Returns*
Class A Shares              N.A.V. Only    S.E.C. Standardized
  One Year                    9.25%               2.98%
  Five Years                  0.28%              (0.90%)
  Ten Years                   6.77%               6.15%
Class B Shares
  One Year                    8.49%               4.49%
  Five Years                 (0.42%)             (0.82%)
  Ten Years                   6.03%               6.03%

  The graph compares a $10,000 investment in the First Investors Total Return Fund (Class A shares) beginning 12/31/95 with theoretical investments in the Merrill Lynch Corporate & Government Master Index and the Standard & Poor's 500 Index (the "Indices"). The Merrill Lynch U.S. Corporate & Government Master Index tracks the performance of U.S. dollar-denominated investment grade U.S. Government and corporate public debt issued in the U.S. domestic bond market, excluding collateralized products such as Mortgage Pass-Through and Assets Backed securities. Qualifying bonds have at least one year to maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for all other securities. The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.81%, (1.13%) and 5.90%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.32%, (1.04%) and 5.78%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate & Government Master Index figures are from Merrill Lynch & Co., Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--64.4%
              Consumer Discretionary--10.4%
    30,800    Applebee's International, Inc.                                                      $637,252         $20
    64,800    Blockbuster, Inc. - Class "A"                                                        307,800          10
    57,600    Claire's Stores, Inc.                                                              1,389,888          44
    61,500    Clear Channel Communications, Inc.                                                 2,022,735          63
    75,700  * Cost Plus, Inc.                                                                    1,373,955          43
    70,700    Dollar General Corporation                                                         1,296,638          41
     1,500  * DSW, Inc. - Class "A"                                                                 31,800           1
    26,800  * Eddie Bauer Holdings, Inc.                                                           659,950          21
    15,500    Genuine Parts Company                                                                664,950          21
    18,100    Harley-Davidson, Inc.                                                                876,764          27
    33,300  * Helen of Troy, Ltd.                                                                  687,312          22
    36,900    Home Depot, Inc.                                                                   1,407,366          44
    16,900    J.C. Penney Company, Inc. (Holding Co.)                                              801,398          25
    30,800    Kenneth Cole Productions, Inc. - Class "A"                                           840,532          26
   115,100    Leggett & Platt, Inc.                                                              2,325,020          73
    50,400  * Lincoln Educational Services Corporation                                             594,216          19
    64,500    McDonald's Corporation                                                             2,160,105          68
    53,800    Movado Group, Inc.                                                                 1,007,136          32
    69,500    Orient-Express Hotels, Ltd.                                                        1,975,190          62
    23,500    Oxford Industries, Inc.                                                            1,060,320          33
    31,900    Polo Ralph Lauren Corporation - Class "A"                                          1,604,570          50
    84,600  * Prestige Brands Holdings, Inc.                                                     1,042,272          33
    69,200    RadioShack Corporation                                                             1,716,160          54
    15,400    Ross Stores, Inc.                                                                    364,980          11
    45,100    Russell Corporation                                                                  633,204          20
    19,900    Sherwin-Williams Company                                                             876,993          27
    36,900  * Steiner Leisure Ltd.                                                               1,253,493          39
    27,900  * Timberland Company - Class "A"                                                       942,462          29
    61,500  * Tommy Hilfiger Corporation                                                         1,067,025          33
    46,100    Viacom, Inc. - Class "B"                                                           1,521,761          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,143,247       1,039
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--4.3%
    30,800    Altria Group, Inc.                                                                 2,270,268          71
    84,300    Avon Products, Inc.                                                                2,276,100          71
    15,300    Coca-Cola Company                                                                    660,807          21
     1,000  * Diamond Foods, Inc.                                                                   17,100           1
    19,500    Estee Lauder Companies, Inc. - Class "A"                                             679,185          21
    23,100  * Herbalife, Ltd.                                                                      696,234          22
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    14,800    Kimberly-Clark Corporation                                                          $881,044         $28
    88,800    Nu Skin Enterprises, Inc. - Class "A"                                              1,691,640          53
    15,300    PepsiCo, Inc.                                                                        867,663          27
    23,100    Procter & Gamble Company                                                           1,373,526          43
    27,335    Tootsie Roll Industries, Inc.                                                        867,886          27
    23,000    Wal-Mart Stores, Inc.                                                              1,007,860          32
    22,200    WD-40 Company                                                                        588,522          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,877,835         435
----------------------------------------------------------------------------------------------------------------------
              Energy--5.9%
    18,400    Anadarko Petroleum Corporation                                                     1,761,800          55
    61,500    Chesapeake Energy Corporation                                                      2,352,375          74
    24,600    ConocoPhillips                                                                     1,719,786          54
    35,300    ExxonMobil Corporation                                                             2,242,962          70
     5,093    Marathon Oil Corporation                                                             351,060          11
    24,600    Noble Corporation                                                                  1,684,116          53
     5,000  * Petroleum Helicopters, Inc. - Non Voting Shares                                      155,100           5
    30,500    Sasol, Ltd. (ADR)                                                                  1,180,045          37
    46,000    Suncor Energy, Inc.                                                                2,784,380          87
    18,300  * Swift Energy Company                                                                 837,225          26
    36,800  * Transocean, Inc.                                                                   2,256,208          71
    36,866    XTO Energy, Inc.                                                                   1,670,767          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,995,824         595
----------------------------------------------------------------------------------------------------------------------
              Financials--12.1%
    15,400    American Express Company                                                             884,576          28
    27,600    American International Group, Inc.                                                 1,710,096          54
    60,706    Bank of America Corporation                                                        2,555,723          80
    45,900    Citigroup, Inc.                                                                    2,089,368          66
    61,500    Colonial BancGroup, Inc.                                                           1,377,600          43
    30,500    Comerica, Inc.                                                                     1,796,450          56
    74,000    Doral Financial Corporation                                                          967,180          30
    18,500    Endurance Specialty Holdings, Ltd.                                                   631,035          20
    15,400    Fannie Mae                                                                           690,228          22
    40,000    Independence Community Bank Corporation                                            1,363,600          43
    47,700    JPMorgan Chase & Company                                                           1,618,461          51
    13,000    Lehman Brothers Holdings, Inc.                                                     1,514,240          47
    46,500    MBNA Corporation                                                                   1,145,760          36
    32,300    Merrill Lynch & Company, Inc.                                                      1,981,605          62
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    49,400    Montpelier Re Holdings, Ltd.                                                      $1,227,590         $38
    27,700    Morgan Stanley                                                                     1,494,138          47
    27,700    National City Corporation                                                            926,288          29
    69,900    New York Community Bancorp, Inc.                                                   1,146,360          36
    76,900    NewAlliance Bancshares, Inc.                                                       1,125,816          35
    69,032    North Fork Bancorporation, Inc.                                                    1,760,316          55
    23,000    Plum Creek Timber Company, Inc. (REIT)                                               871,930          27
    12,200    Safeco Corporation                                                                   651,236          20
    30,600    South Financial Group, Inc.                                                          821,304          26
    61,500    Sovereign Bancorp, Inc.                                                            1,355,460          43
    46,100    U.S. Bancorp                                                                       1,294,488          41
    26,945    U.S.B. Holding Company, Inc.                                                         614,346          19
    30,900    Wachovia Corporation                                                               1,470,531          46
    33,800    Washington Mutual, Inc.                                                            1,325,636          42
    21,500    Wells Fargo & Company                                                              1,259,255          39
    18,000    Westcorp, Inc.                                                                     1,060,200          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,730,816       1,214
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.9%
    49,400    Abbott Laboratories                                                                2,094,560          66
    13,900    Aetna, Inc.                                                                        1,197,346          37
    14,400  * Amgen, Inc.                                                                        1,147,248          36
    61,500  * Boston Scientific Corporation                                                      1,437,255          45
    36,800  * Charles River Laboratories International, Inc.                                     1,605,216          50
     6,200  * Genentech, Inc.                                                                      522,102          16
    12,300    Guidant Corporation                                                                  847,347          26
    29,100  * Impax Laboratories, Inc.                                                             351,383          11
    30,800    Johnson & Johnson                                                                  1,949,024          61
    21,500  * Laboratory Corporation of America Holdings                                         1,047,265          33
    15,400    Medtronic, Inc.                                                                      825,748          26
    24,700    Merck & Company, Inc.                                                                672,087          21
    15,500  * PacifiCare Health Systems, Inc.                                                    1,236,590          39
   101,680    Pfizer, Inc.                                                                       2,538,950          80
    21,400    Sanofi-Aventis (ADR)                                                                 889,170          28
    67,600  * Thermo Electron Corporation                                                        2,088,840          65
    23,000  * Triad Hospitals, Inc.                                                              1,041,210          33
    27,600  * WellPoint, Inc.                                                                    2,092,632          66
    36,800    Wyeth                                                                              1,702,736          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,286,709         792
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.4%
    35,300    3M Company                                                                        $2,589,608         $81
    15,500    Alexander & Baldwin, Inc.                                                            825,220          26
    47,600    Briggs & Stratton Corporation                                                      1,646,484          52
    19,800    Burlington Northern Santa Fe Corporation                                           1,184,040          37
    60,800    Cendant Corporation                                                                1,254,912          39
    61,600    Chicago Bridge & Iron Company NV - NY Shares                                       1,915,144          60
    11,100    Eaton Corporation                                                                    705,405          22
    35,450    Engineered Support Systems, Inc.                                                   1,454,868          46
    52,400  * Gardner Denver, Inc.                                                               2,337,040          73
       200  * Global Cash Access, Inc.                                                               2,820          --
    15,300    Harsco Corporation                                                                 1,003,221          32
    47,600    Honeywell International, Inc.                                                      1,785,000          56
    61,300    Knoll, Inc.                                                                        1,124,855          35
    18,300    Lockheed Martin Corporation                                                        1,117,032          35
    43,000    Masco Corporation                                                                  1,319,240          41
    76,500  * Navigant Consulting, Inc.                                                          1,465,740          46
    27,600    Northrop Grumman Corporation                                                       1,500,060          47
    22,700  * Pike Electric Corporation                                                            425,171          13
    61,300  * Pinnacle Airlines Corporation                                                        398,450          13
    18,500    Pitney Bowes, Inc.                                                                   772,190          24
    35,100    United Technologies Corporation                                                    1,819,584          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,646,084         835
----------------------------------------------------------------------------------------------------------------------
              Information Technology--10.4%
    30,800    Amphenol Corporation - Class "A"                                                   1,242,472          39
     4,600    Analog Devices, Inc.                                                                 170,844           5
    61,600  * Cisco Systems, Inc.                                                                1,104,488          35
    44,900  * Electronics for Imaging, Inc.                                                      1,030,006          32
   107,600  * EMC Corporation                                                                    1,392,344          44
    85,700  * Entrust, Inc.                                                                        479,920          15
    43,076    First Data Corporation                                                             1,723,040          54
    72,300    Hewlett-Packard Company                                                            2,111,160          66
    53,800    Intel Corporation                                                                  1,326,170          42
    33,800    International Business Machines Corporation                                        2,711,436          85
     7,700  * International Rectifier Corporation                                                  347,116          11
    24,600    Intersil Corporation - Class "A"                                                     535,788          17
    18,000  * Lam Research Corporation                                                             548,460          17
    39,100  * Lexar Media, Inc.                                                                    250,240           8
   107,600    Microsoft Corporation                                                              2,768,548          87
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    82,700    Motorola, Inc.                                                                    $1,826,843         $57
    92,600    Nokia Corporation - Class "A" (ADR)                                                1,565,866          49
    63,000  * OmniVision Technologies, Inc.                                                        795,060          25
    40,300  * Palm, Inc.                                                                         1,141,699          36
    83,000  * Paxar Corporation                                                                  1,398,550          44
    41,500    QUALCOMM, Inc.                                                                     1,857,125          58
    33,800  * SanDisk Corporation                                                                1,630,850          51
    19,800    StarTek, Inc.                                                                        261,360           8
    69,100  * Symantec Corporation                                                               1,565,806          49
    59,834    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   491,835          15
    29,200  * Tech Data Corporation                                                              1,071,932          34
    77,300  * VeriSign, Inc.                                                                     1,651,901          52
    10,800    Xilinx, Inc.                                                                         300,780           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,301,639       1,044
----------------------------------------------------------------------------------------------------------------------
              Materials--3.4%
    21,400    Ashland, Inc.                                                                      1,182,136          37
    30,800    Calgon Carbon Corporation                                                            243,320           8
    24,500    Dow Chemical Company                                                               1,020,915          32
    18,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     918,351          29
    38,500    Georgia-Pacific Corporation                                                        1,311,310          41
    37,500    Lubrizol Corporation                                                               1,624,875          51
    31,300    MeadWestvaco Corporation                                                             864,506          27
    13,800    PPG Industries, Inc.                                                                 816,822          25
    18,500    Praxair, Inc.                                                                        886,705          28
    58,400    RPM International, Inc.                                                            1,074,560          34
    12,300    Weyerhaeuser Company                                                                 845,625          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,789,125         338
----------------------------------------------------------------------------------------------------------------------
              Other--.3%
    23,000    Nasdaq - 100 Index Tracking Stock                                                    907,580          28
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    42,800    SBC Communications, Inc.                                                           1,025,916          32
    23,000    Verizon Communications, Inc.                                                         751,870          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,777,786          56
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount      Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.7%
    35,300    Atmos Energy Corporation                                                            $997,225         $31
    23,000    Consolidated Edison, Inc.                                                          1,116,650          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,113,875          66
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $171,590,935)                                               205,570,520       6,442
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--15.4%
              Aerospace/Defense--.2%
      $500M   Precision Castparts Corp., 5.6%, 2013                                                509,990          16
----------------------------------------------------------------------------------------------------------------------
              Automotive--.2%
              DaimlerChrysler NA Holdings Corp.:
       350M     8%, 2010                                                                           387,937          12
       350M     6.5%, 2013                                                                         370,634          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                   758,571          24
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.2%
       698M   Rohm & Haas Co., 7.4%, 2009                                                          761,732          24
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.3%
       900M   Clorox Co., 6.125%, 2011                                                             957,152          30
----------------------------------------------------------------------------------------------------------------------
              Financial--1.5%
              CIT Group, Inc. :
       500M     4.75%, 2010                                                                        497,753          15
       750M     7.75%, 2012                                                                        860,864          27
              Ford Motor Credit Co.:
       500M     6.5%, 2007                                                                         500,736          16
       500M     7.75%, 2007                                                                        506,218          16
       250M     6.625%, 2008                                                                       244,492           8
       650M   General Motors Acceptance Corp., 7.75%, 2010                                         630,612          20
       750M   Household Finance Corp., 6.5%, 2008                                                  788,113          25
       885M   SLM Corp., 5%, 2015                                                                  881,746          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,910,534         154
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.2%
       638M   Bank United Corp., 8%, 2009                                                          701,074          22
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,049,818          33
       810M   Manufacturers & Traders Trust Co., 8%, 2010                                          930,918          29
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount      Security                                                                                 Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services (continued)
      $765M   Marshall & Ilsley Bank, 5.2%, 2017                                                  $743,409         $23
       500M   Merrill Lynch & Co., 4.79%, 2010                                                     498,804          16
       853M   National City Bank of Kentucky, 6.3%, 2011                                           919,244          29
     1,000M   Nationsbank Corp., 7.8%, 2016                                                      1,219,661          38
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 827,838          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,890,766         216
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.1%
              Bottling Group, LLC:
       950M     Series "B", 4.625%, 2012                                                           940,527          30
       200M     Series "B", 5%, 2013                                                               203,391           6
     1,000M   Coca-Cola Co., 5.75%, 2011                                                         1,048,271          33
     1,030M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                          1,123,926          35
       250M   Wm. Wrigley Jr. Co., 4.65%, 2015                                                     246,221           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,562,336         112
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.9%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 653,287          21
     1,000M   Kroger Co., 7.8%, 2007                                                             1,051,168          33
       996M   Safeway, Inc., 7%, 2007                                                            1,033,464          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,737,919          86
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.6%
     1,100M   International Paper Co., 6.75%, 2011                                               1,180,378          37
       700M   Weyerhaeuser Co., 6.75%, 2012                                                        757,380          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,937,758          61
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.3%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         819,375          26
----------------------------------------------------------------------------------------------------------------------
              Health Care--.6%
     1,000M   HCA, Inc., 5.25%, 2008                                                               987,427          31
       800M   Wyeth, 6.95%, 2011                                                                   879,790          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,867,217          59
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount      Security                                                                                 Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.6%
      $700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                $750,877         $24
       900M   United Technologies Corp., 7.125%, 2010                                            1,000,077          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,750,954          55
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.7%
              Comcast Cable Communications, Inc.:
       705M     8.375%, 2007                                                                       744,114          23
       750M     7.125%, 2013                                                                       835,841          26
       800M   Cox Communications, Inc., 5.5%, 2015                                                 796,655          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,376,610          74
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--.7%
       750M   AOL Time Warner, Inc., 6.75%, 2011                                                   806,369          25
       500M   Time Warner, Inc., 6.875%, 2018                                                      552,849          17
       705M   Viacom, Inc., 8.625%, 2012                                                           817,439          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,176,657          68
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.8%
     1,000M   Alcan, Inc., 5%, 2015                                                                985,271          31
     1,000M   Alcoa, Inc., 6%, 2012                                                              1,059,481          33
       500M   Thiokol Corp., 6.625%, 2008                                                          521,547          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,566,299          80
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--1.0%
       750M   Boston Properties, Inc., 5%, 2015                                                    732,833          23
       700M   EOP Operating LP, 8.1%, 2010                                                         786,309          25
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     783,754          24
       800M   Simon Property Group LP, 7.375%, 2018                                                925,948          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,228,844         101
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--.4%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       573,561          18
       600M   Target Corp., 7.5%, 2010                                                             672,801          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,246,362          39
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount      Security                                                                                 Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
      $600M   SBC Communications, Inc., 6.25%, 2011                                               $637,895         $20
       600M   Verizon New York, Inc., 6.875%, 2012                                                 642,721          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,280,616          40
----------------------------------------------------------------------------------------------------------------------
              Transportation--.8%
              Burlington Northern Santa Fe Corp.:
       250M     6.75%, 2011                                                                        272,395           8
       700M     4.875%, 2015                                                                       692,237          22
       500M     8.125%, 2020                                                                       635,660          20
     1,000M   Union Pacific Corp., 7.375%, 2009                                                  1,092,342          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,692,634          84
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
     1,000M   Carolina Power & Light, Inc., 5.15%, 2015                                          1,003,494          31
       750M   Consumers Energy Co., 6.375%, 2008                                                   775,536          24
       576M   DPL, Inc., 6.875%, 2011                                                              623,520          20
       750M   Duke Capital Corp., 8%, 2019                                                         912,699          29
       750M   NiSource Finance Corp., 7.875%, 2010                                                 844,115          26
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                             950,842          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,110,206         160
----------------------------------------------------------------------------------------------------------------------
              Waste Management--.3%
     1,000M   Waste Management, Inc., 6.875%, 2009                                               1,064,826          33
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $48,313,001)                                               49,207,358       1,542
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--7.2%
              Fannie Mae--3.1%
     5,641M   5.5%, 4/1/33--10/1/33                                                              5,645,220         177
     1,376M   6.5%, 11/1/33                                                                      1,430,582          45
     2,645M   7%, 3/1/32--8/1/32                                                                 2,795,865          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,871,667         309
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--1.1%
     2,699M     6%, 9/1/32--6/1/35                                                               2,747,715          86
       851M     6.5%, 1/1/34                                                                       874,937          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,622,652         114
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association
              I Program--3.0%
    $8,610M   5.5%, 4/15/33 - 7/15/35                                                           $8,706,585        $273
       361M   6%, 9/15/34                                                                          369,797          12
       405M   6.5%, 7/15/28                                                                        422,668          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,499,050         298
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $23,054,367)                                  22,993,369         721
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.0%
     5,000M   Fannie Mae, 5.4%, 2013                                                             5,001,230         157
              Federal Farm Credit Bank:
     4,650M     4.94%, 2012                                                                      4,620,235         145
     3,000M     5.33%, 2013                                                                      2,986,955          94
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $12,642,645)                                                                              12,608,420         396
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--3.6%
     2,000M   Jefferson Cnty., AL, Ltd. Oblig. Rev. Bonds, 5%, 2024                              2,075,000          65
     4,500M   Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds,
                5%, 2035                                                                         4,623,750         145
     1,000M   New Jersey Economic Dev. Auth. Rev., 5.125%, 2030                                  1,048,750          33
     1,500M   Tobacco Settlement Financing Corp., NJ Rev. Bonds,
                6.75%, 2039                                                                      1,745,625          54
     2,000M   Virginia Beach, VA, Water & Sewer Rev. Bonds,
                5%, 2030                                                                         2,105,000          66
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,231,607)                                               11,598,125         363
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.6%
              Financials--.5%
    15,400    Chubb Corp. - Series "B", 7%, 2006                                                   508,200          16
    16,400    Hartford Financial Services Group, Inc. - Class "A",
                6%, 2006                                                                         1,141,850          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,650,050          52
----------------------------------------------------------------------------------------------------------------------
              Health Care--.1%
     5,800    Baxter International, Inc., 7%, 2006                                                 332,050          10
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,477,622)                                    1,982,100          62
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
  Amount or                                                                                                 $10,000 of
   Warrants      Security                                                                            Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.2%
              Transportation
      $746M   Continental Airlines, Inc., 8.388%, 2020
                (cost $774,065)                                                                   $644,387         $20
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Information Technology
      3,736 * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                3,549          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.9%
              General Electric Capital Corp.:
    $1,000M     3.61%, 11/1/05                                                                     996,882          31
     2,000M     3.73%, 11/1/05                                                                   1,993,565          63
     2,600M   Paccar Financial Corp., 3.72%, 10/5/05                                             2,598,925          81
     1,200M   Pitney Bowes, Inc., 3.7%, 10/11/05                                                 1,198,765          38
     2,500M   Prudential Funding Corp., 3.73%, 10/4/05                                           2,499,223          78
     3,200M   Toyota Motor Credit Corp., 3.73%, 10/20/05                                         3,193,700         100
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $12,481,060)                                    12,481,060         391
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--1.4%
     1,000M   Federal Home Loan Bank, 3.63%, 10/12/05                                              998,890          31
              Freddie Mac:
     2,200M     3.5%, 10/4/05                                                                    2,199,357          69
     1,200M     3.67%, 10/25/05                                                                  1,197,063          38
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government
Agency Obligations (cost $4,395,310)                                                             4,395,310         138
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $285,960,612)                                       100.7%    321,484,198      10,075
Excess of Liabilities Over Other Assets                                               (.7)     (2,394,867)        (75)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $319,089,331     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

  REIT Real Estate Investment Trust


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS VALUE FUND

Dear Investor:

This is the annual report for the First Investors Value Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 12.3% for Class A shares and 11.4% for Class B shares, including dividends of 7.1 cents per share on Class A shares and 3.0 cents per share on Class B shares.

The Fund's performance was largely driven by the improving economy, solid performance of the equity markets and rising energy prices. The Fund generated strong returns across multiple sectors and market capitalization classes. The Fund's multi-cap strategy aided performance, as mid- and small-cap equities outperformed their larger capitalization counterparts during the review period.

Energy was the best performing sector for the Fund, but strong returns were also generated in the utilities, information technology and industrials sectors. The top contributors to performance were ConocoPhillips, Marathon Oil and Diamond Offshore Drilling, all companies in the energy sector.

Relative to the Standard & Poor's 500 Index, the Fund's holdings in the financial, industrials and energy sectors were very strong. Compared to the Standard & Poor's 500 Index, the Fund's holdings in the utilities and consumer staples sectors underperformed. Also, the Fund's allocation to cash equivalents was a drag on relative performance, since stock market returns were positive for the reporting period and the Index does not include cash.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,029.00       $7.32
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,017.85       $7.28
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,026.13      $10.87
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,014.34      $10.81
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14%
  for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                     24.7%
Consumer Discretionary                         14.9%
Consumer Staples                                9.7%
Energy                                          9.5%
Industrials                                     8.1%
Materials                                       7.5%
Health Care                                     5.1%
Utilities                                       4.8%
Information Technology                          4.5%
Telecommunication Services                      3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Value Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Value Fund
Graph Plot Points
for the periods Ended 9/30/05

                       Value         S&P 500
                        Fund           Index
Oct-95               $ 9,425         $10,000
Oct-96                10,498          12,410
Oct-97                11,848          16,395
Sep-98                13,749          18,497
Sep-99                15,397          23,639
Sep-00                18,104          26,778
Sep-01                13,581          19,650
Sep-02                10,004          15,623
Sep-03                11,909          19,436
Sep-04                14,359          22,131
Sep-05                16,126          24,842

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               12.31%          5.90%
  Five Years             (2.29%)        (3.43%)
  Ten Years               5.81%          5.18%
Class B Shares
  One Year               11.43%          7.43%
  Five Years             (2.96%)        (3.35%)
  Ten Years               5.03%          5.03%

  The graph compares a $10,000 investment in the First Investors Value Fund (Class A shares) beginning 10/31/95 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 5.14%. The Class B "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 4.99%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS VALUE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--89.3%
              Consumer Discretionary--14.8%
    63,400    Bob Evans Farms, Inc.                                                             $1,439,814         $49
    80,000    Clear Channel Communications, Inc.                                                 2,631,200          89
    92,400    Dollar General Corporation                                                         1,694,616          58
   107,400    Family Dollar Stores, Inc.                                                         2,134,038          72
    46,200    Genuine Parts Company                                                              1,981,980          67
    57,400    Home Depot, Inc.                                                                   2,189,236          74
    47,000    J.C. Penney Company, Inc. (Holding Co.)                                            2,228,740          76
    62,100    Jones Apparel Group, Inc.                                                          1,769,850          60
    24,500    Kenneth Cole Productions, Inc. - Class "A"                                           668,605          23
    70,974    Kimball International, Inc. - Class "B"                                              858,076          29
    42,000    Lee Enterprises, Inc.                                                              1,784,160          61
    97,200    Leggett & Platt, Inc.                                                              1,963,440          67
    26,600    Liberty Corporation                                                                1,247,274          42
    18,000    Liz Claiborne, Inc.                                                                  707,760          24
    24,400    Magna International, Inc. - Class "A"                                              1,826,584          62
   105,200    McDonald's Corporation                                                             3,523,148         120
    95,700    Natuzzi SpA (ADR)                                                                    787,611          27
    70,500    New York Times Company - Class "A"                                                 2,097,375          71
    35,300    Newell Rubbermaid, Inc.                                                              799,545          27
    54,700    Outback Steakhouse, Inc.                                                           2,002,020          68
   162,900    Pearson PLC (ADR)                                                                  1,910,817          65
    63,700    Talbots, Inc.                                                                      1,905,904          65
    68,300    Tribune Company                                                                    2,314,687          79
   122,200    Walt Disney Company                                                                2,948,686         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,415,166       1,475
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.6%
    49,100    Anheuser-Busch Companies, Inc.                                                     2,113,264          72
    66,500    Avon Products, Inc.                                                                1,795,500          61
    35,400    Brown-Forman Corporation - Class "B"                                               2,107,716          72
    67,800    Coca-Cola Company                                                                  2,928,282         100
    73,800    ConAgra Foods, Inc.                                                                1,826,550          62
    26,241  * Del Monte Foods Company                                                              281,566          10
    45,200    Diageo PLC (ADR)                                                                   2,622,052          89
    42,000    Estee Lauder Companies, Inc. - Class "A"                                           1,462,860          50
    20,700    Fomento Economico Mexicano SA de CV (ADR)                                          1,447,344          49
    49,200    H.J. Heinz Company                                                                 1,797,768          61
    31,300    Kimberly-Clark Corporation                                                         1,863,289          63
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    52,500    Ruddick Corporation                                                               $1,210,125         $41
   105,500    Sara Lee Corporation                                                               1,999,225          68
    58,200    Tasty Baking Company                                                                 505,176          17
    49,500    UST, Inc.                                                                          2,072,070          70
    50,500    Wal-Mart Stores, Inc.                                                              2,212,910          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,245,697         960
----------------------------------------------------------------------------------------------------------------------
              Energy--9.4%
    27,600    Anadarko Petroleum Corporation                                                     2,642,700          90
    39,000    BP PLC (ADR)                                                                       2,763,150          94
    66,117    Chevron Corporation                                                                4,279,753         145
    51,400    ConocoPhillips                                                                     3,593,374         122
    43,100    Diamond Offshore Drilling, Inc.                                                    2,639,875          90
    23,424    Kerr-McGee Corporation                                                             2,274,705          77
    55,400    Marathon Oil Corporation                                                           3,818,722         130
    47,200    Royal Dutch Shell PLC - Class "A" (ADR)                                            3,098,208         105
    52,600    Tidewater, Inc.                                                                    2,560,042          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,670,529         940
----------------------------------------------------------------------------------------------------------------------
              Financials--22.7%
    45,300    A.G. Edwards, Inc.                                                                 1,984,593          67
    14,600    ACE, Ltd.                                                                            687,222          23
    26,000    Allstate Corporation                                                               1,437,540          49
    55,700    AmSouth Bancorporation                                                             1,406,982          48
   100,400    Amvescap PLC (ADR)                                                                 1,308,212          44
    69,600    Aon Corporation                                                                    2,232,768          76
    35,100    Assured Guaranty, Ltd.                                                               839,943          28
   134,400    Bank Mutual Corporation                                                            1,440,768          49
    58,864    Bank of America Corporation                                                        2,478,174          84
    94,900    Bank of New York Company, Inc.                                                     2,791,009          95
    75,000    Brascan Corporation - Class "A"                                                    3,495,000         119
    50,247    Cincinnati Financial Corporation                                                   2,104,847          71
    66,300    Citigroup, Inc.                                                                    3,017,976         103
    34,200    Comerica, Inc.                                                                     2,014,380          68
    56,900    Eagle Hospitality Properties Trust, Inc.                                             567,862          19
    34,200    Erie Indemnity Company - Class "A"                                                 1,804,050          61
    30,300    FBL Financial Group, Inc. - Class "A"                                                907,485          31
    78,400    Hudson City Bancorp, Inc.                                                            932,960          32
    35,600    Jefferson-Pilot Corporation                                                        1,821,652          62
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    85,200    JPMorgan Chase & Company                                                          $2,890,836         $98
    56,400    KeyCorp                                                                            1,818,900          62
    30,300    Lincoln National Corporation                                                       1,576,206          54
    64,800    MBNA Corporation                                                                   1,596,672          54
    48,600    Merrill Lynch & Company, Inc.                                                      2,981,610         101
    34,000    Montpelier Re Holdings, Ltd.                                                         844,900          29
    48,300    Morgan Stanley                                                                     2,605,302          89
    96,300    NewAlliance Bancshares, Inc.                                                       1,409,832          48
    51,200    North Fork Bancorporation, Inc.                                                    1,305,600          44
    21,800    One Liberty Properties, Inc.                                                         434,038          15
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,929,619          66
    22,200    PMI Group, Inc.                                                                      885,114          30
    34,400    PNC Financial Services Group, Inc.                                                 1,995,888          68
    51,300    Protective Life Corporation                                                        2,112,534          72
    58,700    PXRE Group, Ltd.                                                                     790,102          27
    82,100    Regions Financial Corporation                                                      2,554,952          87
    15,800  * State National Bancshares, Inc.                                                      410,800          14
    30,300    SunTrust Banks, Inc.                                                               2,104,335          71
    26,079    TD Banknorth, Inc.                                                                   786,021          27
     6,800    Waddell & Reed Financial, Inc. - Class "A"                                           131,648           4
    38,600    Wells Fargo & Company                                                              2,260,802          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,699,134       2,266
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.1%
    60,500    Abbott Laboratories                                                                2,565,200          87
    19,800    Biomet, Inc.                                                                         687,258          23
    50,500    Bristol-Myers Squibb Company                                                       1,215,030          41
    43,000    GlaxoSmithKline PLC (ADR)                                                          2,205,040          75
    41,800    Johnson & Johnson                                                                  2,645,104          90
    33,200    Novartis AG (ADR)                                                                  1,693,200          58
    89,500    Pfizer, Inc.                                                                       2,234,815          76
    82,100    Schering-Plough Corporation                                                        1,728,205          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,973,852         509
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.0%
    28,200    A.O. Smith Corporation                                                               803,700          27
    29,800    Adesa, Inc.                                                                          658,580          22
     2,600    Alexander & Baldwin, Inc.                                                            138,424           5
    27,800    Avery Dennison Corporation                                                         1,456,442          50
    34,800    Baldor Electric Company                                                              882,180          30
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    12,000    Deere & Company                                                                     $734,400         $25
    45,100    Dover Corporation                                                                  1,839,629          63
    53,700    Federal Signal Corporation                                                           917,733          31
    22,200    General Dynamics Corporation                                                       2,654,010          90
    66,300    Honeywell International, Inc.                                                      2,486,250          85
    72,800    Masco Corporation                                                                  2,233,504          76
    60,000    Norfolk Southern Corporation                                                       2,433,600          83
    47,500    Pall Corporation                                                                   1,306,250          44
    47,700    Pitney Bowes, Inc.                                                                 1,990,998          68
    16,300    SPX Corporation                                                                      748,985          25
    21,100    Stewart & Stevenson Services, Inc.                                                   503,235          17
   102,800    Werner Enterprises, Inc.                                                           1,777,412          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,565,332         801
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.5%
    56,700    Automatic Data Processing, Inc.                                                    2,440,368          83
    86,600    AVX Corporation                                                                    1,103,284          38
     6,381  * Freescale Semiconductor, Inc. - Class "B"                                            150,464           5
    97,900    Hewlett-Packard Company                                                            2,858,680          97
    35,600    Intersil Corporation - Class "A"                                                     775,368          26
    72,900    Methode Electronics, Inc.                                                            839,808          29
    57,800    Motorola, Inc.                                                                     1,276,802          43
    84,000    Nokia Corporation - Class "A" (ADR)                                                1,420,440          48
    28,200  * Palm, Inc.                                                                           798,906          27
    92,000  * Planar Systems, Inc.                                                                 756,240          26
    57,400    Woodhead Industries, Inc.                                                            788,102          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,208,462         449
----------------------------------------------------------------------------------------------------------------------
              Materials--7.4%
    31,500    Air Products & Chemicals, Inc.                                                     1,736,910          59
    40,200    Albemarle Corporation                                                              1,515,540          51
    51,700    Alcoa, Inc.                                                                        1,262,514          43
   106,830    Chemtura Corporation                                                               1,326,829          45
    56,600    Compass Minerals International, Inc.                                               1,301,800          44
    34,800    Dow Chemical Company                                                               1,450,116          49
    66,500    DuPont (E.I.) de Nemours & Company                                                 2,604,805          89
    74,600    Glatfelter                                                                         1,051,114          36
    59,500    Lubrizol Corporation                                                               2,578,135          88
    50,900    MeadWestvaco Corporation                                                           1,405,858          48
    73,830    Myers Industries, Inc.                                                               859,381          29
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
   122,200    Sappi, Ltd. (ADR)                                                                 $1,440,738         $49
    78,900    Sonoco Products Company                                                            2,154,759          73
    14,500    Vulcan Materials Company                                                           1,076,045          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,764,544         740
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.5%
     9,651    ALLTEL Corporation                                                                   628,377          21
    62,300    BellSouth Corporation                                                              1,638,490          56
    60,400    CT Communications, Inc.                                                              747,148          25
    46,300    D&E Communications, Inc.                                                             419,941          14
    60,100    Nippon Telegraph and Telephone Corporation (ADR)                                   1,491,682          51
    67,400    SBC Communications, Inc.                                                           1,615,578          55
     9,100    SureWest Communications                                                              260,988           9
    24,000    Telephone & Data Systems, Inc.                                                       936,000          32
    24,000    Telephone & Data Systems, Inc. - Special Shares                                      901,200          31
    53,528    Verizon Communications, Inc.                                                       1,749,830          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,389,234         353
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.3%
    34,250    American States Water Company                                                      1,146,005          39
    39,200    KeySpan Corporation                                                                1,441,776          49
    44,300    MDU Resources Group, Inc.                                                          1,579,295          54
    78,000    NiSource, Inc.                                                                     1,891,500          64
    37,700    Northwest Natural Gas Company                                                      1,403,194          48
    40,300    ONEOK, Inc.                                                                        1,371,006          46
    51,200    Southwest Gas Corporation                                                          1,402,368          48
    48,700    United Utilities PLC (ADR)                                                         1,141,040          39
    47,800    Vectren Corporation                                                                1,355,130          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,731,314         433
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $211,362,345)                                               262,663,264       8,926
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.8%
              Financials
    49,000    Chubb Corp., 7%, 2005 - Series "A"                                                 1,626,310          55
    56,900    Lehman Brothers Holdings, Inc., 6.25%,
                2007 - Series "GIS"                                                              1,500,737          51
    10,100    State Street Corp., 6.75%, 2006                                                    2,171,157          74
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,660,511)                                    5,298,204         180
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              Telecommunication Services--.2%
    27,300    Verizon South, Inc., 7%, 2041 - Series "F"                                          $696,423         $24
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
    22,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  566,866          19
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,253,436)                                                1,263,289          43
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.2%
              Utilities
      $500M   Union Electric Co., 6.75%, 2008 (cost $499,474)                                      524,490          18
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.4%
     7,600M   Federal Home Loan Bank, 3.53%, 10/7/05                                             7,595,519         258
     5,500M   Freddie Mac, 3.5%, 10/4/05                                                         5,498,392         186
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $13,093,911)                                                                            13,093,911         444
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.9%
     2,000M   ChevronTexaco Corp., 3.68%, 10/4/05                                                1,999,386          68
     1,400M   General Electric Capital Corp., 3.72%, 10/4/05                                     1,399,566          48
     1,000M   Pitney Bowes, Inc., 3.7%, 10/11/05                                                   998,971          34
     4,000M   Prudential Funding Corp., 3.68%, 10/12/05                                          3,995,499         136
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,393,422)                                      8,393,422         286
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $239,263,099)                                        99.0%    291,236,580       9,897
Other Assets, Less Liabilities                                                         1.0       3,036,364         103
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $294,272,944     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Blue Chip Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 10.8% for Class A shares and 10.0% for Class B shares, including dividends of 10.1 cents per share on Class A shares and
6.7 cents per share on Class B shares.

The Fund's performance was largely driven by the improving economy, solid performance of the equity markets and rising energy prices. While the energy sector was, by far, the best performing sector for the Fund, positive returns were generated across all major economic sectors. The biggest contributors to performance included ExxonMobil, Altria Group and Office Depot.

The two sectors that lagged the most relative to the Standard & Poor's 500 Index were utilities and financials. In the utilities sector, the Fund was hurt by its underweight position relative to the Standard & Poor's 500 Index. Utility stocks rose to richer valuation levels than historic norms. In financials, New York Community Bancorp, a bank holding company operating in the New York metropolitan area, was the biggest drag on performance. In addition, the Fund was hurt by its holdings in American International Group, an international insurance giant, and Marsh & McLennan, a major insurance broker and asset management company. Both companies were roiled by scandals.

Positive contributors relative to the Standard & Poor's 500 Index were strong relative performance in the information technology, consumer discretionary and energy sectors. In information technology, companies such as SanDisk, a maker of flash storage products, and Amdocs, a provider of information systems to telecommunications companies, performed very well.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager*

/s/ JAMES A. HASSO

James A. Hasso
Assistant Portfolio Manager*

October 31, 2005

* Mr. Wright and Mr. Hasso became the Fund's Portfolio Manager and Assistant Portfolio Manager, respectively, on May 1, 2005.

Fund Expenses
FIRST INVESTORS BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,034.53        $7.50
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.70        $7.44
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,030.68       $11.05
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,014.19       $10.96
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.47% for Class A shares and 2.17% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                         17.8%
Information Technology             17.1%
Health Care                        13.1%
Industrials                        12.8%
Consumer Discretionary             11.6%
Consumer Staples                   11.2%
Energy                              9.7%
Materials                           2.7%
Telecommunication Services          2.5%
Utilities                           1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Blue Chip Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Blue Chip Fund
Graph Plot Points
for the periods Ended 9/30/05

                   Blue Chip         S&P 500
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                11,363          12,296
Dec-97                14,323          16,398
Sep-98                14,101          17,382
Sep-99                17,610          22,214
Sep-00                21,394          25,164
Sep-01                14,787          18,465
Sep-02                11,249          14,682
Sep-03                13,242          18,264
Sep-04                14,439          20,797
Sep-05                15,993          23,345

(INSET BOX IN CHART READS:)
                              Average Annual Total Returns*
Class A Shares             N.A.V. Only    S.E.C. Standardized
  One Year                   10.76%             4.39%
  Five Years                 (5.65%)           (6.77%)
  Ten Years                   6.01%             5.38%
Class B Shares
  One Year                    9.98%             5.98%
  Five Years                 (6.31%)           (6.68%)
  Ten Years                   5.17%             5.17%

  The graph compares a $10,000 investment in the First Investors Blue Chip Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.29%, (6.88%) and 5.25%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 5.88%, (6.78%) and 5.04%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.3%
              Consumer Discretionary--11.6%
    36,200    Best Buy Company, Inc.                                                            $1,575,786         $33
    31,500    Carnival Corporation                                                               1,574,370          33
    39,600    Clear Channel Communications, Inc.                                                 1,302,444          28
    71,996  * Comcast Corporation - Class "A"                                                    2,115,242          45
    48,900  * Comcast Corporation - Special Class "A"                                            1,407,342          30
    55,300    Eastman Kodak Company                                                              1,345,449          28
    31,500  * eBay, Inc.                                                                         1,297,800          27
    99,200    Gap, Inc.                                                                          1,729,056          37
    79,800    Hilton Hotels Corporation                                                          1,781,136          38
   135,700    Home Depot, Inc.                                                                   5,175,598         109
    49,100  * Kohl's Corporation                                                                 2,463,838          52
    48,700    Lowe's Companies, Inc.                                                             3,136,280          66
   101,100    McDonald's Corporation                                                             3,385,839          72
   158,600    News Corporation - Class "A"                                                       2,472,574          52
    33,100    NIKE, Inc. - Class "B"                                                             2,703,608          57
    64,700  * Office Depot, Inc.                                                                 1,921,590          41
    73,800    Target Corporation                                                                 3,832,434          81
   258,300    Time Warner, Inc.                                                                  4,677,813          99
    52,800    TJX Companies, Inc.                                                                1,081,344          23
    40,300    Tribune Company                                                                    1,365,767          29
   125,200    Viacom, Inc. - Class "B"                                                           4,132,852          87
   137,000    Walt Disney Company                                                                3,305,810          70
    23,500    Yum! Brands, Inc.                                                                  1,137,635          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,921,607       1,161
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--11.2%
    74,600    Altria Group, Inc.                                                                 5,498,766         116
    43,900    Anheuser-Busch Companies, Inc.                                                     1,889,456          40
    88,600    Avon Products, Inc.                                                                2,392,200          51
   142,900    Coca-Cola Company                                                                  6,171,851         130
    72,400    Coca-Cola Enterprises, Inc.                                                        1,411,800          30
    27,000    Colgate-Palmolive Company                                                          1,425,330          30
    36,800    Costco Wholesale Corporation                                                       1,585,712          33
    95,600    CVS Corporation                                                                    2,773,356          59
    25,600    Estee Lauder Companies, Inc. - Class "A"                                             891,648          19
    32,900    General Mills, Inc.                                                                1,585,780          33
    18,400    Gillette Company                                                                   1,070,880          23
    25,800    Hershey Foods Corporation                                                          1,452,798          31
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    55,800    Kimberly-Clark Corporation                                                        $3,321,774         $70
   104,100    PepsiCo, Inc.                                                                      5,903,511         125
   112,100    Procter & Gamble Company                                                           6,665,466         141
    54,300    Walgreen Company                                                                   2,359,335          50
   146,100    Wal-Mart Stores, Inc.                                                              6,402,102         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,801,765       1,116
----------------------------------------------------------------------------------------------------------------------
              Energy--9.7%
    39,600    BP PLC (ADR)                                                                       2,805,660          59
    22,000    Burlington Resources, Inc.                                                         1,789,040          38
   172,200    ChevronTexaco Corporation                                                         11,146,506         236
    66,000    ConocoPhillips                                                                     4,614,060          98
   204,300    ExxonMobil Corporation                                                            12,981,222         274
    55,700    Halliburton Company                                                                3,816,564          81
    42,100    Schlumberger, Ltd.                                                                 3,552,398          75
    55,100  * Transocean, Inc.                                                                   3,378,181          71
    14,600    Valero Energy Corporation                                                          1,650,676          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,734,307         967
----------------------------------------------------------------------------------------------------------------------
              Financials--17.7%
    55,500    ACE, Ltd.                                                                          2,612,385          55
    21,000    Allstate Corporation                                                               1,161,090          25
    89,500    American Express Company                                                           5,140,880         109
   100,800    American International Group, Inc.                                                 6,245,568         132
   186,166    Bank of America Corporation                                                        7,837,589         166
   117,700    Bank of New York Company, Inc.                                                     3,461,557          73
       750  * Berkshire Hathaway, Inc. - Class "B"                                               2,048,250          43
    43,100    Capital One Financial Corporation                                                  3,427,312          72
    16,900    Chubb Corporation                                                                  1,513,395          32
   250,500    Citigroup, Inc.                                                                   11,402,760         241
    28,600    Fannie Mae                                                                         1,281,852          27
    40,500    Freddie Mac                                                                        2,286,630          48
    29,300    Goldman Sachs Group, Inc.                                                          3,562,294          75
   170,968    JPMorgan Chase & Company                                                           5,800,944         123
    12,500    Lehman Brothers Holdings, Inc.                                                     1,456,000          31
    40,500    Marsh & McLennan Companies, Inc.                                                   1,230,795          26
    93,700    MBNA Corporation                                                                   2,308,768          49
    56,500    Merrill Lynch & Company, Inc.                                                      3,466,275          73
    80,300    Morgan Stanley                                                                     4,331,382          92
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    58,200    New York Community Bancorp, Inc.                                                    $954,480         $20
    56,500    U.S. Bancorp                                                                       1,586,520          34
    75,600    Wachovia Corporation                                                               3,597,804          76
    70,200    Washington Mutual, Inc.                                                            2,753,244          58
    65,000    Wells Fargo & Company                                                              3,807,050          80
    18,400    Willis Group Holdings, Ltd.                                                          690,920          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                83,965,744       1,775
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.1%
    93,500    Abbott Laboratories                                                                3,964,400          84
    33,800    Aetna, Inc.                                                                        2,911,532          62
    75,700  * Amgen, Inc.                                                                        6,031,019         128
    95,700  * Boston Scientific Corporation                                                      2,236,509          47
   180,500    Bristol-Myers Squibb Company                                                       4,342,830          92
    14,600  * Coventry Health Care, Inc.                                                         1,255,892          27
    24,100    HCA, Inc.                                                                          1,154,872          24
   157,000    Johnson & Johnson                                                                  9,934,960         210
    80,700    Medtronic, Inc.                                                                    4,327,134          91
    69,600    Merck & Company, Inc.                                                              1,893,816          40
    97,800    Novartis AG (ADR)                                                                  4,987,800         105
   367,060    Pfizer, Inc.                                                                       9,165,488         194
    36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,229,856          26
    26,400  * Triad Hospitals, Inc.                                                              1,195,128          25
    80,800    UnitedHealth Group, Inc.                                                           4,540,960          96
    60,100    Wyeth                                                                              2,780,827          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,953,023       1,310
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.8%
    51,100    3M Company                                                                         3,748,696          79
    36,600    Boeing Company                                                                     2,486,970          53
    81,300    Caterpillar, Inc.                                                                  4,776,375         101
   114,800    Cendant Corporation                                                                2,369,472          50
    23,700    Deere & Company                                                                    1,450,440          31
    33,000    Dover Corporation                                                                  1,346,070          28
    38,100    Emerson Electric Company                                                           2,735,580          58
   409,000    General Electric Company                                                          13,771,030         291
    55,300    Honeywell International, Inc.                                                      2,073,750          44
    24,200    ITT Industries, Inc.                                                               2,749,120          58
    59,200    Lockheed Martin Corporation                                                        3,613,568          76
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    78,300    Masco Corporation                                                                 $2,402,244         $51
    42,800    Northrop Grumman Corporation                                                       2,326,180          49
   159,700    Tyco International, Ltd.                                                           4,447,645          94
    36,800    Union Pacific Corporation                                                          2,638,560          56
    37,400    United Parcel Service, Inc. - Class "B"                                            2,585,462          55
    94,800    United Technologies Corporation                                                    4,914,432         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                60,435,594       1,278
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.1%
    53,600  * Accenture, Ltd. - Class "A"                                                        1,364,656          29
    34,500    Analog Devices, Inc.                                                               1,281,330          27
    15,400  * Apple Computer, Inc.                                                                 825,594          17
    77,100    Applied Materials, Inc.                                                            1,307,616          28
    66,100  * ASML Holding NV - NY Shares                                                        1,091,311          23
    32,000    Automatic Data Processing, Inc.                                                    1,377,280          29
   338,900  * Cisco Systems, Inc.                                                                6,076,477         128
   136,300  * Corning, Inc.                                                                      2,634,679          56
   157,100  * Dell, Inc.                                                                         5,372,820         114
   338,600  * EMC Corporation                                                                    4,381,484          93
    93,200    First Data Corporation                                                             3,728,000          79
   110,900    Hewlett-Packard Company                                                            3,238,280          68
   320,200    Intel Corporation                                                                  7,892,930         167
    71,700    International Business Machines Corporation                                        5,751,774         122
   505,300    Microsoft Corporation                                                             13,001,369         275
   136,200    Motorola, Inc.                                                                     3,008,658          64
   110,500    National Semiconductor Corporation                                                 2,906,150          61
   171,000    Nokia Corporation - Class "A" (ADR)                                                2,891,610          61
   192,900  * Oracle Corporation                                                                 2,390,031          50
    40,500    QUALCOMM, Inc.                                                                     1,812,375          38
    54,100  * SanDisk Corporation                                                                2,610,325          55
    65,091  * Symantec Corporation                                                               1,474,962          31
   109,900    Texas Instruments, Inc.                                                            3,725,610          79
    55,300  * Xerox Corporation                                                                    754,845          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,900,166       1,710
----------------------------------------------------------------------------------------------------------------------
              Materials--2.6%
    59,000    Alcoa, Inc.                                                                        1,440,780          30
    45,922    Cemex SA de CV (ADR)                                                               2,401,721          51
    66,300    Dow Chemical Company                                                               2,762,721          58
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    55,700    DuPont (E.I.) de Nemours & Company                                                $2,181,769         $46
    66,200    International Paper Company                                                        1,972,760          42
    18,300    Newmont Mining Corporation                                                           863,211          18
     7,300    Phelps Dodge Corporation                                                             948,489          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,571,451         265
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.5%
   135,800    SBC Communications, Inc.                                                           3,255,126          69
   206,366    Sprint Corporation                                                                 4,907,383         104
   110,900    Verizon Communications, Inc.                                                       3,625,321          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,787,830         249
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
   160,700    Duke Energy Corporation                                                            4,687,620          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $362,048,360)                                               469,759,107       9,930
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.3%
    $1,500M   General Electric Capital Corp., 3.72%, 10/4/05
                (cost $1,499,535)                                                                1,499,535          32
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--.2%
       800M   Federal Home Loan Bank, 3.53%, 10/7/05
                (cost $799,528)                                                                    799,528          17
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $364,347,423)                               99.8%             472,058,170       9,979
Other Assets, Less Liabilities                                                 .2                  997,929          21
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%            $473,056,099     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Growth & Income Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 13.4% for Class A shares and 12.7% for Class B shares, including dividends of 9.8 cents per share on Class A shares and 2.9 cents per share on Class B shares.

The Fund's performance primarily resulted from the continued strength in the general economy, the rise in energy prices, the solid performance of the equity markets and strong stock selection across multiple sectors. Specifically, returns were greatest in the Fund's investments in the energy, technology, consumer discretionary and industrials sectors. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap equities outperformed their larger capitalization counterparts during the review period. Stock selection benefited investments in almost all sectors, most notably in the consumer discretionary, energy, industrials and materials areas. The Fund's investments in financial services firms detracted from results.

The Fund's biggest contributing sector was consumer discretionary, which benefited from the strong performance of retailers, hotels and leisure companies and apparel manufacturers. Strong consumer activity during the year helped these stocks. The Fund's best overall performing sector was energy, which benefited from higher prices for crude oil and natural gas, as well as increased demand from the world's economies. Oil and gas companies, as well as equipment and services companies, did well. Industrial companies benefited from increased global demand and from their continued focus on cost cutting and efficiencies, which helped offset the rising prices of raw materials. Shares of aerospace, machinery and engineering firms posted solid results. The Fund also benefited from increased merger and acquisition activity during the reporting period. Thirteen of our holdings received merger offers; most notable were the takeover of Neiman Marcus Group by the Texas Pacific investor group, the purchase of specialty pharmaceutical distributor Accredo Healthcare by Medco Health, and the pending merger of MBNA with Bank of America.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                   (4/1/05)     (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,049.83        $7.19
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,018.05        $7.08
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00     $1,046.47       $10.77
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,014.54       $10.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.40% for Class A shares and 2.10% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                         19.4%
Information Technology             16.0%
Consumer Discretionary             15.9%
Industrials                        12.8%
Health Care                        12.2%
Energy                              9.1%
Consumer Staples                    6.7%
Materials                           5.2%
Utilities                           1.0%
Telecommunication Services          0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Growth & Income Fund
Graph Plot Points
for the periods Ended 9/30/05

                   Growth & Income            S&P 500
                              Fund              Index
Oct-95                     $ 9,425            $10,000
Oct-96                      11,408             12,410
Oct-97                      14,396             16,395
Sep-98                      15,669             18,497
Sep-99                      19,390             23,639
Sep-00                      23,522             26,778
Sep-01                      17,428             19,650
Sep-02                      13,850             15,623
Sep-03                      16,827             19,436
Sep-04                      19,174             22,131
Sep-05                      21,750             24,842

(INSET BOX IN CHART READS:)
                               Average Annual Total Returns*
Class A Shares            N.A.V. Only         S.E.C. Standardized
  One Year                  13.43%                  6.92%
  Five Years                (1.55%)                (2.71%)
  Ten Years                  8.53%                  7.89%
Class B Shares
  One Year                  12.65%                  8.65%
  Five Years                (2.24%)                (2.63%)
  Ten Years                  7.68%                  7.68%

  The graph compares a $10,000 investment in the First Investors Growth & Income Fund (Class A shares) beginning 10/31/95 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 7.87%. The Class B "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 7.66%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.8%
              Consumer Discretionary--16.0%
   100,000    Applebee's International, Inc.                                                    $2,069,000         $31
   212,500    Blockbuster, Inc. - Class "A"                                                      1,009,375          15
   186,500    Claire's Stores, Inc.                                                              4,500,245          66
   200,000    Clear Channel Communications, Inc.                                                 6,578,000          97
   245,602  * Cost Plus, Inc.                                                                    4,457,676          66
   230,000    Dollar General Corporation                                                         4,218,200          62
     4,800  * DSW, Inc. - Class "A"                                                                101,760           2
    89,200  * Eddie Bauer Holdings, Inc.                                                         2,196,550          32
    50,000    Genuine Parts Company                                                              2,145,000          32
    60,000    Harley-Davidson, Inc.                                                              2,906,400          43
   110,000  * Helen of Troy, Ltd.                                                                2,270,400          33
   120,000    Home Depot, Inc.                                                                   4,576,800          67
    55,000    J.C. Penney Company, Inc. (Holding Co.)                                            2,608,100          38
   100,000    Kenneth Cole Productions, Inc. - Class "A"                                         2,729,000          40
   375,000    Leggett & Platt, Inc.                                                              7,575,000         112
   161,900  * Lincoln Educational Services Corporation                                           1,908,801          28
   210,000    McDonald's Corporation                                                             7,032,900         104
   175,000    Movado Group, Inc.                                                                 3,276,000          48
   226,100    Orient-Express Hotels, Ltd.                                                        6,425,762          95
    82,300    Oxford Industries, Inc.                                                            3,713,376          55
   104,600    Polo Ralph Lauren Corporation - Class "A"                                          5,261,380          78
   275,600  * Prestige Brands Holdings, Inc.                                                     3,395,392          50
   225,000    RadioShack Corporation                                                             5,580,000          82
    50,000    Ross Stores, Inc.                                                                  1,185,000          17
   148,700    Russell Corporation                                                                2,087,748          31
    65,000    Sherwin-Williams Company                                                           2,864,550          42
   120,000  * Steiner Leisure, Ltd.                                                              4,076,400          60
    90,000  * Timberland Company - Class "A"                                                     3,040,200          45
   200,000  * Tommy Hilfiger Corporation                                                         3,470,000          51
   150,000    Viacom, Inc. - Class "B"                                                           4,951,500          73
----------------------------------------------------------------------------------------------------------------------
                                                                                               108,210,515       1,595
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.7%
   100,000    Altria Group, Inc.                                                                 7,371,000         109
   275,000    Avon Products, Inc.                                                                7,425,000         110
    50,000    Coca-Cola Company                                                                  2,159,500          32
     3,000  * Diamond Foods, Inc.                                                                   51,300           1
    65,000    Estee Lauder Companies, Inc. - Class "A"                                           2,263,950          33
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    75,000  * Herbalife, Ltd.                                                                   $2,260,500         $33
    47,500    Kimberly-Clark Corporation                                                         2,827,675          42
   290,000    Nu Skin Enterprises, Inc. - Class "A"                                              5,524,500          81
    50,000    PepsiCo, Inc.                                                                      2,835,500          42
    75,000    Procter & Gamble Company                                                           4,459,500          66
    89,091    Tootsie Roll Industries, Inc.                                                      2,828,639          42
    75,000    Wal-Mart Stores, Inc.                                                              3,286,500          48
    72,300    WD-40 Company                                                                      1,916,673          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,210,237         667
----------------------------------------------------------------------------------------------------------------------
              Energy--9.1%
    60,000    Anadarko Petroleum Corporation                                                     5,745,000          85
   200,000    Chesapeake Energy Corporation                                                      7,650,000         113
    80,000    ConocoPhillips                                                                     5,592,800          82
   115,000    ExxonMobil Corporation                                                             7,307,100         108
    16,548    Marathon Oil Corporation                                                           1,140,654          17
    80,000    Noble Corporation                                                                  5,476,800          81
    16,600  * Petroleum Helicopters, Inc. - Non Voting Shares                                      514,932           8
   100,000    Sasol, Ltd. (ADR)                                                                  3,869,000          57
   150,000    Suncor Energy, Inc.                                                                9,079,500         134
    60,000  * Swift Energy Company                                                               2,745,000          40
   120,000  * Transocean, Inc.                                                                   7,357,200         108
   120,000    XTO Energy, Inc.                                                                   5,438,400          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,916,386         913
----------------------------------------------------------------------------------------------------------------------
              Financials--18.6%
    50,000    American Express Company                                                           2,872,000          42
    90,000    American International Group, Inc.                                                 5,576,400          82
   197,718    Bank of America Corporation                                                        8,323,928         123
   150,000    Citigroup, Inc.                                                                    6,828,000         101
   200,000    Colonial BancGroup, Inc.                                                           4,480,000          66
   100,000    Comerica, Inc.                                                                     5,890,000          87
   255,000    Doral Financial Corporation                                                        3,332,850          49
    60,000    Endurance Specialty Holdings, Ltd.                                                 2,046,600          30
    50,000    Fannie Mae                                                                         2,241,000          33
   130,000    Independence Community Bank Corporation                                            4,431,700          65
   155,000    JPMorgan Chase & Company                                                           5,259,150          78
    42,500    Lehman Brothers Holdings, Inc.                                                     4,950,400          73
   150,000    MBNA Corporation                                                                   3,696,000          54
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
   105,000    Merrill Lynch & Company, Inc.                                                     $6,441,750         $95
   155,400    Montpelier Re Holdings, Ltd.                                                       3,861,690          57
    90,000    Morgan Stanley                                                                     4,854,600          72
    90,000    National City Corporation                                                          3,009,600          44
   230,000    New York Community Bancorp, Inc.                                                   3,772,000          56
   250,000    NewAlliance Bancshares, Inc.                                                       3,660,000          54
   225,000    North Fork Bancorporation, Inc.                                                    5,737,500          85
    75,000    Plum Creek Timber Company, Inc. (REIT)                                             2,843,250          42
    40,000    Safeco Corporation                                                                 2,135,200          31
   100,000    South Financial Group, Inc.                                                        2,684,000          40
   200,000    Sovereign Bancorp, Inc.                                                            4,408,000          65
   150,000    U.S. Bancorp                                                                       4,212,000          62
    87,570    U.S.B. Holding Company, Inc.                                                       1,996,596          29
   100,000    Wachovia Corporation                                                               4,759,000          70
   110,000    Washington Mutual, Inc.                                                            4,314,200          64
    70,000    Wells Fargo & Company                                                              4,099,900          60
    60,000    Westcorp, Inc.                                                                     3,534,000          52
----------------------------------------------------------------------------------------------------------------------
                                                                                               126,251,314       1,861
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.1%
   160,000    Abbott Laboratories                                                                6,784,000         100
    45,000    Aetna, Inc.                                                                        3,876,300          57
    46,700  * Amgen, Inc.                                                                        3,720,589          55
   200,000  * Boston Scientific Corporation                                                      4,674,000          69
   120,000  * Charles River Laboratories International, Inc.                                     5,234,400          77
    20,000  * Genentech, Inc.                                                                    1,684,200          25
    40,000    Guidant Corporation                                                                2,755,600          41
   100,000  * Impax Laboratories, Inc.                                                           1,207,500          18
   100,000    Johnson & Johnson                                                                  6,328,000          93
    70,000  * Laboratory Corporation of America Holdings                                         3,409,700          50
    50,000    Medtronic, Inc.                                                                    2,681,000          39
    80,000    Merck & Company, Inc.                                                              2,176,800          32
    50,000  * PacifiCare Health Systems, Inc.                                                    3,989,000          59
   330,000    Pfizer, Inc.                                                                       8,240,100         121
    70,000    Sanofi-Aventis (ADR)                                                               2,908,500          43
   220,000  * Thermo Electron Corporation                                                        6,798,000         100
    75,000  * Triad Hospitals, Inc.                                                              3,395,250          50
    90,000  * WellPoint, Inc.                                                                    6,823,800         101
   120,000    Wyeth                                                                              5,552,400          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                82,239,139       1,212
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.8%
   115,000    3M Company                                                                        $8,436,400        $124
    50,400    Alexander & Baldwin, Inc.                                                          2,683,296          39
   155,000    Briggs & Stratton Corporation                                                      5,361,450          79
    65,000    Burlington Northern Santa Fe Corporation                                           3,887,000          57
   200,000    Cendant Corporation                                                                4,128,000          61
   200,400    Chicago Bridge & Iron Company NV - NY Shares                                       6,230,436          92
    36,000    Eaton Corporation                                                                  2,287,800          34
   115,000    Engineered Support Systems, Inc.                                                   4,719,600          70
   170,000  * Gardner Denver, Inc.                                                               7,582,000         112
       800  * Global Cash Access, Inc.                                                              11,280          --
    50,000    Harsco Corporation                                                                 3,278,500          48
   155,000    Honeywell International, Inc.                                                      5,812,500          86
   200,100    Knoll, Inc.                                                                        3,671,835          54
    60,000    Lockheed Martin Corporation                                                        3,662,400          54
   140,000    Masco Corporation                                                                  4,295,200          63
   250,000  * Navigant Consulting, Inc.                                                          4,790,000          71
    90,000    Northrop Grumman Corporation                                                       4,891,500          72
    75,400  * Pike Electric Corporation                                                          1,412,242          21
   200,000  * Pinnacle Airlines Corporation                                                      1,300,000          19
    60,000    Pitney Bowes, Inc.                                                                 2,504,400          37
   115,000    United Technologies Corporation                                                    5,961,600          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                86,907,439       1,281
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.0%
   100,000    Amphenol Corporation - Class "A"                                                   4,034,000          59
    15,000    Analog Devices, Inc.                                                                 557,100           8
   200,000  * Cisco Systems, Inc.                                                                3,586,000          53
   146,200  * Electronics for Imaging, Inc.                                                      3,353,828          49
   350,000  * EMC Corporation                                                                    4,529,000          67
   300,000  * Entrust, Inc.                                                                      1,680,000          25
   140,000    First Data Corporation                                                             5,600,000          83
   235,000    Hewlett-Packard Company                                                            6,862,000         101
   175,000    Intel Corporation                                                                  4,313,750          64
   110,000    International Business Machines Corporation                                        8,824,200         130
    25,000  * International Rectifier Corporation                                                1,127,000          17
    80,000    Intersil Corporation - Class "A"                                                   1,742,400          26
    60,000  * Lam Research Corporation                                                           1,828,200          27
   127,100  * Lexar Media, Inc.                                                                    813,440          12
   350,000    Microsoft Corporation                                                              9,005,500         133
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   275,000    Motorola, Inc.                                                                    $6,074,750         $90
   300,000    Nokia Corporation - Class "A" (ADR)                                                5,073,000          75
   205,000  * OmniVision Technologies, Inc.                                                      2,587,100          38
   132,000  * Palm, Inc.                                                                         3,739,560          55
   270,000  * Paxar Corporation                                                                  4,549,500          67
   135,000    QUALCOMM, Inc.                                                                     6,041,250          89
   110,000  * SanDisk Corporation                                                                5,307,500          78
    65,000    StarTek, Inc.                                                                        858,000          13
   224,840  * Symantec Corporation                                                               5,094,874          75
   194,060    Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR)                                                                            1,595,173          23
    95,000  * Tech Data Corporation                                                              3,487,450          51
   250,000  * VeriSign, Inc.                                                                     5,342,500          79
    35,000    Xilinx, Inc.                                                                         974,750          14
----------------------------------------------------------------------------------------------------------------------
                                                                                               108,581,825       1,601
----------------------------------------------------------------------------------------------------------------------
              Materials--5.2%
    70,000    Ashland, Inc.                                                                      3,866,800          57
   100,000    Calgon Carbon Corporation                                                            790,000          12
    80,000    Dow Chemical Company                                                               3,333,600          49
    60,000    Freeport-McMoRan Copper &
                Gold, Inc. - Class "B"                                                           2,915,400          43
   125,000    Georgia-Pacific Corporation                                                        4,257,500          63
   122,100    Lubrizol Corporation                                                               5,290,593          78
   100,000    MeadWestvaco Corporation                                                           2,762,000          41
    45,000    PPG Industries, Inc.                                                               2,663,550          39
    60,000    Praxair, Inc.                                                                      2,875,800          42
   190,000    RPM International, Inc.                                                            3,496,000          52
    40,000    Weyerhaeuser Company                                                               2,750,000          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,001,243         516
----------------------------------------------------------------------------------------------------------------------
              Other--.4%
    75,000    Nasdaq - 100 Index Tracking Stock                                                  2,959,500          44
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.9%
   140,000    SBC Communications, Inc.                                                           3,355,800          50
    75,000    Verizon Communications, Inc.                                                       2,451,750          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,807,550          86
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
     Shares,                                                                                                  Invested
 Warrants or                                                                                                  For Each
   Principal                                                                                                $10,000 of
      Amount    Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
                Utilities--1.0%
     115,400    Atmos Energy Corporation                                                        $3,260,050         $48
      75,000    Consolidated Edison, Inc.                                                        3,641,250          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,901,300         102
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $551,051,852)                                               669,986,448       9,878
----------------------------------------------------------------------------------------------------------------------
                CONVERTIBLE PREFERRED STOCKS--.9%
                Financials--.8%
     50,000     Chubb Corp., 7%, 2006 - Series "B"                                               1,650,000          24
     50,000     Hartford Financial Services Group, Inc.,
                  6%, 2006 - Class "A"                                                           3,481,250          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,131,250          75
----------------------------------------------------------------------------------------------------------------------
               Health Care--.1%
     16,000    Baxter International, Inc., 7%, 2006                                                916,000          14
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,425,823)                                    6,047,250          89
----------------------------------------------------------------------------------------------------------------------
               WARRANTS--.0%
               Information Technology
     23,179  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                             22,020           --
----------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--.4%
     $3,000M   General Electric Capital Corp., 3.72%, 10/5/05
               (cost $2,998,760)                                                                2,998,760           44
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $558,476,435)                                       100.1%   679,054,478       10,011
Excess of Liabilities Over Other Assets                                               (.1)       (770,986)        (11)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%  $678,283,492      $10,000
======================================================================================================================

* Non-income producing

 Summary of Abbreviations:

 ADR American Depositary Receipts

 REIT Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS ALL-CAP GROWTH FUND

Dear Investor:

This is the annual report for the First Investors All-Cap Growth Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 13.1% for Class A shares and 12.3% for Class B shares.

The Fund's positive overall performance during the reporting period was helped by the solid performance of the equity markets. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap equities outperformed their larger-capitalization counterparts during the period.

The Fund's outperformance relative to the Russell 3000 Growth Index was largely due to the Fund's greater than benchmark exposure to energy stocks, which significantly outperformed, as well as its limited exposure to consumer discretionary and consumer staples stocks, which trailed the overall Index. In addition, favorable security selection in the energy, information technology and consumer staples sectors helped relative performance. Top individual contributors included Google, which benefited from both a strong secular trend toward increased online advertising and the company's exceptional growth rate, and Petro-Canada, which was supported by rising oil prices.

The primary detractor from relative performance was the Fund's security selection in the health care sector. Negative results within this sector were primarily driven by biotech holding Elan, which declined significantly after the company announced in late February that its new multiple sclerosis drug, Tysabri, was associated with a fatal side effect. Other individual detractors included Countrywide Financial and eBay.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ ANDREW J. SHILLING

Andrew J. Shilling
Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS ALL-CAP GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,098.38       $8.31
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,017.15       $7.99
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,093.71      $11.97
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,013.64      $11.51
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.58% for Class A shares and
  2.28% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365  (to reflect the one-half year period).




Portfolio Composition
BY SECTOR

[BAR CHART DATA:]

Information Technology             28.9%
Health Care                        19.6%
Industrials                        14.4%
Financials                         12.9%
Consumer Discretionary              8.9%
Energy                              8.3%
Consumer Staples                    2.0%
Telecommunication Services          1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS ALL-CAP GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) and the Russell 3000 Growth Index.

First Investors All-Cap Growth Fund
Graph Plot Points
for the periods Ended 9/30/05

                     All-Cap         Russell
                      Growth     3000 Growth
                        Fund           Index
Oct-00               $ 9,425         $10,000
Sep-01                 6,155           6,001
Sep-02                 5,024           4,667
Sep-03                 6,362           5,925
Sep-04                 7,352           6,388
Sep-05                 8,313           7,163

(INSET BOX IN CHART READS:)
                               Average Annual Total Returns*
Class A Shares                N.A.V. Only  S.E.C. Standardized
  One Year                      13.08%         6.52%
  Since Inception (10/25/00)    (2.51%)       (3.68%)
Class B Shares
  One Year                      12.25%         8.25%
  Since Inception (10/25/00)    (3.19%)       (3.59%)

The graph compares a $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) beginning 10/25/00 (inception date) with a theoretical investment in the Russell 3000 Growth Index (the "Index"). The Index is an unmanaged index composed of the 3000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures are for the periods ended 9/30/05. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Total Return Since Inception would have been (3.81%). The Class B "S.E.C. Standardized" Total Return Since Inception would have been (3.71%). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
                                                                                          $10,000 of
Shares      Security                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.9%
              Consumer Discretionary--8.8%
    28,300  * Chico's FAS, Inc.                                               $1,041,440         $54
     3,600  * Coach, Inc.                                                        112,896           6
    29,633    D.R. Horton, Inc.                                                1,073,307          56
    23,600  * Education Management Corporation                                   760,864          39
    13,000  * Electronics Boutique Holdings Corporation                          816,920          42
    26,050  * GameStop Corporation - Class "B"                                   739,560          38
    54,730    Geox SpA                                                           547,346          28
    24,560  * Insight Enterprises, Inc.                                          456,816          24
    47,610  * La Quinta Corporation                                              413,731          22
    30,130    Omnicom Group, Inc.                                              2,519,771         131
    29,100  * Pixar                                                            1,295,241          67
     7,670  * Red Robin Gourmet Burgers, Inc.                                    351,593          18
     2,240    Standard Pacific Corporation                                        92,982           5
     9,000  * Wynn Resorts, Ltd.                                                 406,350          21
   177,020  * XM Satellite Radio Holdings, Inc. - Class "A"                    6,356,788         330
----------------------------------------------------------------------------------------------------
                                                                              16,985,605         881
----------------------------------------------------------------------------------------------------
              Consumer Staples--2.0%
    64,040    Procter & Gamble Company                                         3,807,818         197
----------------------------------------------------------------------------------------------------
              Energy--8.2%
     6,500  * Alon USA Energy, Inc.                                              156,975           8
    11,350    Arch Coal, Inc.                                                    766,125          40
    13,165    Cabot Oil & Gas Corporation - Class "A"                            664,964          35
    32,600    Cameco Corporation                                               1,744,100          90
    20,700    EOG Resources, Inc.                                              1,550,430          80
    49,880    Halliburton Company                                              3,417,778         177
     4,800    Oil Service HOLDRs Trust                                           595,200          31
   135,460    Petro-Canada                                                     5,652,746         293
    26,266    XTO Energy, Inc.                                                 1,190,375          62
----------------------------------------------------------------------------------------------------
                                                                              15,738,693         816
----------------------------------------------------------------------------------------------------
              Financials--12.7%
     7,415  * Affiliated Managers Group, Inc.                                    536,994          28
    14,190  * Arch Capital Group, Ltd.                                           703,682          37
    31,100    Capital One Financial Corporation                                2,473,072         128
    14,990  * CB Richard Ellis Group, Inc. - Class "A"                           737,508          38
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
                                                                                          $10,000 of
Shares      Security                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------
              Financials (continued)
    12,550    Chicago Mercantile Exchange
                Holdings, Inc. - Class "A"                                    $4,233,115        $219
   200,710    Countrywide Financial Corporation                                6,619,416         343
    32,000    Franklin Resources, Inc.                                         2,686,720         139
    47,410    Legg Mason, Inc.                                                 5,200,403         270
    32,100  * NASDAQ Stock Market, Inc.                                          813,735          42
    15,380    Nuveen Investments, Inc. - Class "A"                               605,818          31

----------------------------------------------------------------------------------------------------
                                                                              24,610,463       1,275
----------------------------------------------------------------------------------------------------
              Health Care--19.4%
    28,900  * Abgenix, Inc.                                                      366,452          19
    27,550  * Alkermes, Inc.                                                     462,840          24
    60,140  * Amgen, Inc.                                                      4,791,354         248
    20,570  * Amylin Pharmaceuticals, Inc.                                       715,630          37
    24,400    Applera Corporation - Applied Biosystems Group                     567,056          29
   163,870    AstraZeneca PLC (ADR)                                            7,718,277         400
    24,200    Biomet, Inc.                                                       839,982          44
    12,600  * Cephalon, Inc.                                                     584,892          30
    11,170  * Covance, Inc.                                                      536,048          28
    27,000  * DaVita, Inc.                                                     1,243,890          65
    20,760  * Digene Corporation                                                 591,660          31
    13,900  * Foxhollow Technologies, Inc.                                       661,779          34
     4,760  * HealthTronics, Inc.                                                 47,410           3
    20,360  * Hologic, Inc.                                                    1,175,790          61
   121,370    Medtronic, Inc.                                                  6,507,859         337
    10,100    Mentor Corporation                                                 555,601          29
    11,870  * Pharmaceutical Product Development, Inc.                           682,644          35
   169,190    Schering-Plough Corporation                                      3,561,450         185
   102,300    UnitedHealth Group, Inc.                                         5,749,260         298
----------------------------------------------------------------------------------------------------
                                                                              37,359,874       1,937
----------------------------------------------------------------------------------------------------
              Industrials--14.3%
    12,480  * Advisory Board Company                                             649,459          34
    66,260    Boeing Company                                                   4,502,367         233
    18,900    C. H. Robinson Worldwide, Inc.                                   1,211,868          63
     9,200    Corporate Executive Board Company                                  717,416          37
    16,350  * Corrections Corporation of America                                 649,095          34
    56,470    Danaher Corporation                                              3,039,780         158
    22,310  * DiamondCluster International, Inc.                                 169,110           9
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
                                                                                          $10,000 of
Shares      Security                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------
              Industrials (continued)
    18,700    Expeditors International of Washington, Inc.                    $1,061,786         $55
    18,000    Fastenal Company                                                 1,099,620          57
    32,820    General Dynamics Corporation                                     3,923,631         203
   141,250    General Electric Company                                         4,755,887         247
    10,650    Gol-Linhas Aereas Inteligentes SA (ADR)                            345,593          18
     8,990  * Jacobs Engineering Group, Inc.                                     605,926          31
    22,760    Knight Transportation, Inc.                                        554,434          29
    37,300  * Monster Worldwide, Inc.                                          1,145,483          59
    14,500    PACCAR, Inc.                                                       984,405          51
    43,400    Robert Half International, Inc.                                  1,544,606          80
    10,390  * Stericycle, Inc.                                                   593,788          31
----------------------------------------------------------------------------------------------------
                                                                              27,554,254       1,429
----------------------------------------------------------------------------------------------------
              Information Technology--28.5%
    26,500  * Amdocs, Ltd.                                                       734,845          38
    26,230  * aQuantive, Inc.                                                    528,010          27
    15,700    CDW Corporation                                                    925,044          48
    18,700  * Cognizant Technology Solutions
                Corporation - Class "A"                                          871,233          45
    14,100  * Cognos, Inc.                                                       548,913          29
   177,130  * Dell, Inc.                                                       6,057,846         314
   120,100  * Electronic Arts, Inc.                                            6,832,489         354
    11,140  * F5 Networks, Inc.                                                  484,256          25
    15,670  * Google, Inc. - Class "A"                                         4,958,928         257
    11,300  * Intuit, Inc.                                                       506,353          26
    45,400  * Jabil Circuit, Inc.                                              1,403,768          73
    27,400    Linear Technology Corporation                                    1,029,966          53
    29,620  * Logitech International SA (ADR)                                  1,207,015          63
    34,200  * MEMC Electronic Materials, Inc.                                    779,418          40
    17,680  * Microsemi Corporation                                              451,547          23
   149,880    Microsoft Corporation                                            3,856,412         200
     7,980  * NAVTEQ Corporation                                                 398,601          21
   146,590  * Network Appliance, Inc.                                          3,480,047         180
    33,700  * NVIDIA Corporation                                               1,155,236          60
   121,680  * Opsware, Inc.                                                      631,519          33
    74,750    QUALCOMM, Inc.                                                   3,345,063         174
   118,650  * Red Hat, Inc.                                                    2,514,194         130
    37,000  * Redback Networks, Inc.                                             367,040          19
    30,780  * Research in Motion, Ltd.                                         2,105,352         109
----------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
 Shares or                                                                                  For Each
 Principal                                                                                $10,000 of
    Amount    Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Information Technology (continued)
    23,640  * Salesforce.com, Inc.                                              $546,557         $28
    28,300  * SanDisk Corporation                                              1,365,475          71
       520  * Take-Two Interactive Software, Inc.                                 11,487           1
    33,555  * THQ, Inc.                                                          715,393          37
    49,900  * VeriFone Holdings, Inc.                                          1,003,489          52
   185,000  * Yahoo!, Inc.                                                     6,260,400         325
----------------------------------------------------------------------------------------------------
                                                                              55,075,896       2,855
----------------------------------------------------------------------------------------------------
              Telecommunication Services--1.0%
    35,700  * Alamosa Holdings, Inc.                                             610,827          32
    55,600  * American Tower Corporation - Class "A"                           1,387,220          72
----------------------------------------------------------------------------------------------------
                                                                               1,998,047         104
----------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $150,251,867)                             183,130,650       9,494
----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.0%
    $7,702M   UBS Securities, 3.31%, dated 9/30/05, to be
                repurchased at $7,704,124 on 10/3/05
                (collateralized by U.S. Treasury Bonds,
                7.875%, 2/15/21, valued at $7,837,711)
                (cost $7,702,000)                                              7,702,000         400
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $157,953,867)                      98.9%    190,832,650       9,894
Other Assets, Less Liabilities                                       1.1       2,039,129         106
----------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%   $192,871,779     $10,000
====================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts


See notes to financial statements

Portfolio Manager's Letter
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Dear Investor:

This is the annual report for the First Investors Mid-Cap Opportunity Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 24.4% for Class A shares and 23.5% for Class B shares.

The Fund's performance was largely driven by rising oil and natural gas prices, earnings growth among health care service providers, solid performance of the mid-cap stock sector and asset allocation decisions.

Performance on an absolute basis was attributable to investments in two key sectors: energy and health care. Strong global demand, as well as unexpected supply interruptions from Hurricanes Katrina and Rita, resulted in higher oil and natural gas prices in the energy sector. Shares of HMOs, drug distributors and pharmacy benefit managers were key contributors in the health care sector, aided by merger and acquisition activity. Meaningful contributions also came from the industrials and consumer staples sectors.

On a relative basis, the Fund outperformed the Standard & Poor's 400 Midcap Index due to its overweight positions in the energy and health care sectors. Within the energy sector, the Fund had relative outperformance due to its emphasis on natural gas stocks, which generally did better than oil stocks. Among health care sector holdings, shares of HMOs, drug distributors and pharmacy benefit managers rose sharply.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ STEVEN S. HILL

Steven S. Hill
Portfolio Manager*

October 31, 2005

* Mr. Hill became the Fund's sole Portfolio Manager on July 1, 2005.

Fund Expenses
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------------
                                                  Beginning           Ending
                                                   Account           Account           Expenses Paid
                                                    Value             Value           During Period
                                                   (4/1/05)         (9/30/05)       (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00         $1,100.12             $7.84
Hypothetical
  (5% annual return before expenses)             $1,000.00         $1,017.60             $7.54
----------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $1,096.34            $11.51
Hypothetical
  (5% annual return before expenses)             $1,000.00         $1,014.09            $11.06
----------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.49% for Class A shares and 2.19% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                        18.7%
Consumer Discretionary             16.2%
Financials                         13.8%
Energy                             13.7%
Industrials                        12.0%
Information Technology             11.3%
Materials                           4.3%
Other                               4.1%
Consumer Staples                    3.1%
Utilities                           2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) and the Standard & Poor's 400 Midcap Index.

First Investors Mid-Cap Opportunity Fund
Graph Plot Points
for the periods Ended 9/30/05

                     Mid-cap         S&P 400
                 Opportunity         Mid-cap
                        Fund           Index
Oct-95               $ 9,425         $10,000
Oct-96                 9,884          11,736
Oct-97                12,561          15,568
Sep-98                10,499          15,247
Sep-99                15,188          19,129
Sep-00                21,477          27,397
Sep-01                14,961          22,192
Sep-02                13,383          21,150
Sep-03                16,267          26,820
Sep-04                19,261          31,528
Sep-05                23,951          38,515

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year              24.35%             17.18%
  Five Years             2.20%              1.00%
  Ten Years             10.27%              9.62%
Class B Shares
  One Year              23.51%             19.51%
  Five Years             1.49%              1.11%
  Ten Years              9.41%              9.41%

The graph compares a $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) beginning 10/31/95 with a theoretical investment in the Standard & Poor's 400 Midcap Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been
  17.05%, .79% and 9.29%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 19.39%, .90% and 9.08%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 400 Midcap Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
Shares        Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.3%
              Consumer Discretionary--16.2%
    75,000    American Axle & Manufacturing Holdings, Inc.                                      $1,731,000         $37
    85,000    Applebee's International, Inc.                                                     1,758,650          38
    63,000    BorgWarner, Inc.                                                                   3,556,980          76
    70,000  * Chico's FAS, Inc.                                                                  2,576,000          55
   150,000    Claire's Stores, Inc.                                                              3,619,500          77
    95,000  * Coach, Inc.                                                                        2,979,200          64
   140,000    Dollar General Corporation                                                         2,567,600          55
   110,000  * Eddie Bauer Holdings, Inc.                                                         2,708,750          58
   125,000  * Fossil, Inc.                                                                       2,273,750          49
   115,000  * Helen of Troy, Ltd.                                                                2,373,600          51
    40,000  * Hovnanian Enterprises, Inc. - Class "A"                                            2,048,000          44
    86,000    Kenneth Cole Productions, Inc. - Class "A"                                         2,346,940          50
   150,000    Leggett & Platt, Inc.                                                              3,030,000          65
    30,000    M.D.C. Holdings, Inc.                                                              2,366,700          51
   130,000    Movado Group, Inc.                                                                 2,433,600          52
   167,000  * Office Depot, Inc.                                                                 4,959,900         106
   144,200    Orient-Express Hotels, Ltd.                                                        4,098,164          88
   165,000  * Pacific Sunwear of California, Inc.                                                3,537,600          76
    70,000    Polo Ralph Lauren Corporation - Class "A"                                          3,521,000          75
   220,000  * Prestige Brands Holdings, Inc.                                                     2,710,400          58
    70,000    Regis Corporation                                                                  2,647,400          57
    85,000    Tiffany & Company                                                                  3,380,450          72
    75,000  * Timberland Company - Class "A"                                                     2,533,500          54
   125,000  * Tommy Hilfiger Corporation                                                         2,168,750          46
   105,000    Tupperware Corporation                                                             2,391,900          51
   110,000  * Warnaco Group, Inc. - Class "A"                                                    2,410,100          51
   150,000    Westwood One, Inc.                                                                 2,983,500          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                75,712,934       1,620
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--3.1%
    60,000    Alberto-Culver Company                                                             2,685,000          57
    33,000    Altria Group, Inc.                                                                 2,432,430          52
   151,400  * Herbalife, Ltd.                                                                    4,563,196          98
   130,000    Nu Skin Enterprises, Inc. - Class "A"                                              2,476,500          53
    75,000    Tootsie Roll Industries, Inc.                                                      2,381,250          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,538,376         311
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
Shares        Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--13.7%
    40,000    Anadarko Petroleum Corporation                                                    $3,830,000         $82
   210,000    Chesapeake Energy Corporation                                                      8,032,500         172
    90,000    EOG Resources, Inc.                                                                6,741,000         144
    65,000    GlobalSantaFe Corporation                                                          2,965,300          63
   165,000  * Grant Prideco, Inc.                                                                6,707,250         144
   160,000    Patterson-UTI Energy, Inc.                                                         5,772,800         124
    24,000  * Petroleum Helicopters, Inc. - Non Voting Shares                                      744,480          16
    80,000    Suncor Energy, Inc.                                                                4,842,400         104
    90,000  * Swift Energy Company                                                               4,117,500          88
   120,000    Talisman Energy, Inc.                                                              5,860,800         125
    77,500  * Transocean, Inc.                                                                   4,751,525         102
    50,000  * Weatherford International, Ltd.                                                    3,433,000          73
   134,000    XTO Energy, Inc.                                                                   6,072,880         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                63,871,435       1,367
----------------------------------------------------------------------------------------------------------------------
              Financials--13.7%
    55,000    A.G. Edwards, Inc.                                                                 2,409,550          52
    37,500    Ambac Financial Group, Inc.                                                        2,702,250          58
    30,000    Bear Stearns Companies, Inc.                                                       3,292,500          70
    60,000    Brookline Bancorp, Inc.                                                              949,200          20
    52,000    Citigroup, Inc.                                                                    2,367,040          51
    35,000    City National Corporation                                                          2,453,150          52
   135,000    Colonial BancGroup, Inc.                                                           3,024,000          65
   115,000  * Conseco, Inc.                                                                      2,427,650          52
    87,500    Endurance Specialty Holdings, Ltd.                                                 2,984,625          64
   120,000    Hub International, Ltd.                                                            2,721,600          58
    75,000    Independence Community Bank Corporation                                            2,556,750          55
   175,000    Janus Capital Group, Inc.                                                          2,528,750          54
    13,000    Legg Mason, Inc.                                                                   1,425,970          31
   175,000    NewAlliance Bancshares, Inc.                                                       2,562,000          55
   140,000    North Fork Bancorporation, Inc.                                                    3,570,000          76
    55,000    PMI Group, Inc.                                                                    2,192,850          47
    70,000    Protective Life Corporation                                                        2,882,600          62
   115,000    Provident Financial Services, Inc.                                                 2,024,000          43
    46,000    Radian Group, Inc.                                                                 2,442,600          52
    52,000    SAFECO Corporation                                                                 2,775,760          59
    85,000    South Financial Group, Inc.                                                        2,281,400          49
   201,000    Sovereign Bancorp, Inc.                                                            4,430,040          95
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
Shares        Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    80,000    TD Banknorth, Inc.                                                                $2,411,200         $52
   120,000    Waddell & Reed Financial, Inc. - Class "A"                                         2,323,200          50
    35,000    Zions Bancorporation                                                               2,492,350          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,231,035       1,375
----------------------------------------------------------------------------------------------------------------------
              Health Care--18.7%
    50,000    Aetna, Inc.                                                                        4,307,000          92
    32,500    AmerisourceBergen Corporation                                                      2,512,250          54
   145,000  * Andrx Corporation                                                                  2,237,350          48
   135,000  * Aspreva Pharmaceuticals Corporation                                                1,925,100          41
    45,000    Beckman Coulter, Inc.                                                              2,429,100          52
    65,000    Biomet, Inc.                                                                       2,256,150          48
   110,000  * Caremark Rx, Inc.                                                                  5,492,300         117
    35,000  * Centene Corporation                                                                  876,050          19
    54,000  * Charles River Laboratories International, Inc.                                     2,355,480          50
    72,500  * Coley Pharmaceuticals Group, Inc.                                                  1,319,500          28
    95,000  * Community Health Systems, Inc.                                                     3,686,950          79
    40,000    Cooper Companies, Inc.                                                             3,064,400          66
    50,000    DENTSPLY International, Inc.                                                       2,701,000          58
   240,000  * Exelixis, Inc.                                                                     1,840,800          39
    45,000  * Fisher Scientific International, Inc.                                              2,792,250          60
    65,000  * Gilead Sciences, Inc.                                                              3,169,400          68
    85,000  * Henry Schein, Inc.                                                                 3,622,700          77
   220,000  * Human Genome Sciences, Inc.                                                        2,989,800          64
    65,000  * Humana, Inc.                                                                       3,112,200          67
   130,000  * Idenix Pharmaceuticals, Inc.                                                       3,263,000          70
    60,000  * Laboratory Corporation of America Holdings                                         2,922,600          63
    48,000  * Medco Health Solutions, Inc.                                                       2,631,840          56
    63,000  * Neurocrine Biosciences, Inc.                                                       3,098,970          66
   160,000  * Noven Pharmaceuticals, Inc.                                                        2,240,000          48
   180,000    Option Care, Inc.                                                                  2,635,200          56
    35,000  * PacifiCare Health Systems, Inc.                                                    2,792,300          60
   110,000  * Thermo Electron Corporation                                                        3,399,000          73
    68,500  * Triad Hospitals, Inc.                                                              3,100,995          66
    65,000  * Waters Corporation                                                                 2,704,000          58
     1,000  * WebMD Health Corporation - Class "A"                                                  24,649           1
    75,000  * WellPoint, Inc.                                                                    5,686,500         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                87,188,834       1,866
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
Shares        Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.0%
    65,000    American Standard Companies, Inc.                                                 $3,025,750         $65
    45,000    Avery Dennison Corporation                                                         2,357,550          50
    70,000    Briggs & Stratton Corporation                                                      2,421,300          52
   187,000    Chicago Bridge & Iron Company NV - NY Shares                                       5,813,830         124
    55,000  * ChoicePoint, Inc.                                                                  2,374,350          51
    41,000    FedEx Corporation                                                                  3,572,330          76
    97,000  * Gardner Denver, Inc.                                                               4,326,200          93
    50,000    Harsco Corporation                                                                 3,278,500          70
    65,000    IDEX Corporation                                                                   2,765,750          59
   120,000  * K&F Industries Holdings, Inc.                                                      2,007,600          43
   150,000    Knoll, Inc.                                                                        2,752,500          59
    30,000    L-3 Communications Holdings, Inc.                                                  2,372,100          51
    67,000    Manpower, Inc.                                                                     2,974,130          64
    90,000    Masco Corporation                                                                  2,761,200          59
    75,000  * Mobile Mini, Inc.                                                                  3,251,250          70
    75,000    Northrop Grumman Corporation                                                       4,076,250          87
   150,000  * Pike Electric Corporation                                                          2,809,500          60
    95,000    Regal-Beloit Corporation                                                           3,081,800          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                56,021,890       1,199
----------------------------------------------------------------------------------------------------------------------
              Information Technology--11.3%
   113,000    Amphenol Corporation - Class "A"                                                   4,558,420          97
    37,500  * CheckFree Corporation                                                              1,418,250          30
   125,000  * Comverse Technology, Inc.                                                          3,283,750          70
    45,000  * DST Systems, Inc.                                                                  2,467,350          53
   115,000  * Electronics for Imaging, Inc.                                                      2,638,100          57
    71,250    Fair Isaac Corporation                                                             3,192,000          68
   220,000  * Ingram Micro, Inc. - Class "A"                                                     4,078,800          87
    60,000  * International Rectifier Corporation                                                2,704,800          58
   125,000    Intersil Corporation - Class "A"                                                   2,722,500          58
    62,500  * Intuit, Inc.                                                                       2,800,625          60
   120,000  * Manhattan Associates, Inc.                                                         2,784,000          60
   110,000  * McAfee, Inc.                                                                       3,456,200          74
    80,000  * Novellus Systems, Inc.                                                             2,006,400          43
   100,000  * Palm, Inc.                                                                         2,833,000          61
   155,000  * Paxar Corporation                                                                  2,611,750          56
   170,000  * Polycom, Inc.                                                                      2,748,900          59
   165,000  * Sybase, Inc.                                                                       3,864,300          83
   120,000  * VeriSign, Inc.                                                                     2,564,400          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,733,545       1,129
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount            Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--4.3%
    80,000    Freeport-McMoRan Copper &
              Gold, Inc. - Class "B"                                                            $3,887,200         $83
    60,000    Georgia-Pacific Corporation                                                        2,043,600          44
    65,000    Louisiana-Pacific Corporation                                                      1,799,850          39
    70,000    Lubrizol Corporation                                                               3,033,100          65
    80,000    MeadWestvaco Corporation                                                           2,209,600          47
    50,000    Praxair, Inc.                                                                      2,396,500          51
   170,000    Sappi, Ltd. (ADR)                                                                  2,004,300          43
    40,000    Sigma-Aldrich Corporation                                                          2,562,400          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,936,550         427
----------------------------------------------------------------------------------------------------------------------
              Other--4.1%
   147,500    MidCap SPDR Trust - Series "1"                                                    19,304,800         413
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.2%
    65,000    AGL Resources, Inc.                                                                2,412,150          52
    70,000    Equitable Resources, Inc.                                                          2,734,200          58
    57,000    SCANA Corporation                                                                  2,407,680          52
    66,000    Wisconsin Energy Corporation                                                       2,634,720          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,188,750         218
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $350,161,706)                                               463,728,149       9,925
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
    $1,400M   General Electric Capital Corp., 3.73%, 11/1/05                                     1,395,496          30
       500M   Pitney Bowes, Inc., 3.7%, 10/11/05                                                   499,485          10
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,894,981)                                      1,894,981          40
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--.2%
     1,000M   Freddie Mac, 3.5%, 10/4/05 (cost $999,708)                                           999,708          21
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $353,056,395)                                        99.9%    466,622,838       9,986
Other Assets, Less Liabilities                                                          .1         673,355          14
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $467,296,193     $10,000
======================================================================================================================

*Non-income producing

 Summary of Abbreviations:
 ADR American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS SPECIAL SITUATIONS FUND

Dear Investor:

This is the annual report for the First Investors Special Situations Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 21.4% for Class A shares and 20.5% for Class B shares.

The Fund made a major shift in strategy in March. Previously, the Fund had invested primarily in small-cap growth stocks. Since approximately mid-March, the Fund has shifted to a value strategy. The Fund now seeks good, small companies that have been neglected by investors. We look for undervalued companies that have instituted positive changes, which we believe will lead to better than expected returns. The Fund's strategic shift approximately five months into the reporting period makes 12-month comparisons to indexes problematic. However, we're pleased to report that the Fund outperformed its current benchmark, the Russell 2000 Index, for both the reporting period and the period after the transition.

Stock selection was the primary factor in the Fund's favorable performance relative to the Russell 2000 Index. Our selection process discovered Flowers Foods, a baker that benefited from efficient operations, while its major rivals floundered. The Fund was also helped by its holdings in Intergraph, a technology company that is enjoying a very interesting second life.

During the last six months of the period, energy, the price of gasoline and natural gas and its influence on the economy dominated the stock market. The Fund benefited from investments in exploration and production companies, as well as in refiners and engineering companies. The Fund's underweight position relative to the Russell 2000 Index in the consumer discretionary sector also helped performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN B. WALTHAUSEN

John B. Walthausen
Portfolio Manager*

October 31, 2005

* Mr. Walthausen became the Fund's Portfolio Manager on March 9, 2005.

Fund Expenses
FIRST INVESTORS SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,087.22       $8.63
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,016.80       $8.34
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,083.33      $12.27
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,013.29      $11.86
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.65% for Class A shares and 2.35%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 183/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                    22.2%
Information Technology                         19.3%
Consumer Discretionary                         11.7%
Health Care                                    10.4%
Consumer Staples                                8.9%
Utilities                                       6.0%
Energy                                          5.6%
Financials                                      4.4%
Telecommunication Services                      4.4%
Materials                                       2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS SPECIAL SITUATIONS FUND

Comparison of change in value of $10,000 investment in the First Investors Special Situations Fund (Class A shares) and the Russell 2000 Index.

First Investors Special Situations Fund
Graph Plot Points
for the periods Ended 9/30/05

                     Special         Russell
                  Situations            2000
                        Fund           Index
Dec-95               $ 9,425         $10,000
Dec-96                10,513          11,649
Dec-97                12,211          14,254
Sep-98                 9,816          11,943
Sep-99                12,882          14,221
Sep-00                18,430          17,547
Sep-01                10,530          13,825
Sep-02                 8,794          12,540
Sep-03                10,857          17,116
Sep-04                11,697          20,329
Sep-05                14,198          23,978

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               21.38%         14.38%
  Five Years             (5.08%)        (6.20%)
  Ten Years               4.01%          3.40%
Class B Shares
  One Year               20.46%         16.46%
  Five Years             (5.75%)        (6.13%)
  Ten Years               3.23%          3.23%

  The graph compares a $10,000 investment in the First Investors Special Situations Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 14.16%, (6.46%) and 3.16%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 16.25%, (6.34%) and 3.00%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.2%
              Consumer Discretionary--11.8%
    65,700    Arbitron, Inc.                                                                    $2,617,488        $107
   130,800    Catalina Marketing Corporation                                                     2,974,392         122
   134,500    Dillard's, Inc. - Class "A"                                                        2,808,360         115
     2,000    Ethan Allen Interiors, Inc.                                                           62,700           3
   195,200    Journal Communications, Inc.                                                       2,908,480         119
   107,000    Matthews International Corporation - Class "A"                                     4,043,530         165
    52,400    Media General, Inc. - Class "A"                                                    3,039,724         124
   175,500  * Payless ShoeSource, Inc.                                                           3,053,700         125
     2,625    Pre-Paid Legal Services, Inc.                                                        101,588           4
     3,575  * ProQuest Company                                                                     129,415           5
   156,200    RadioShack Corporation                                                             3,873,760         159
    73,600    Sherwin-Williams Company                                                           3,243,552         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,856,689       1,181
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.0%
   119,300    Chiquita Brands International, Inc.                                                3,334,435         136
    96,600    Church & Dwight Company, Inc.                                                      3,568,404         146
   169,300    Flower Foods, Inc.                                                                 4,618,504         189
   105,000    Hormel Foods Corporation                                                           3,463,950         142
    79,800    Lancaster Colony Corporation                                                       3,431,400         140
   109,708    Tootsie Roll Industries, Inc.                                                      3,483,229         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,899,922         896
----------------------------------------------------------------------------------------------------------------------
              Energy--5.6%
    25,400  * Denbury Resources, Inc.                                                            1,281,176          52
    55,100    Overseas Shipholding Group, Inc.                                                   3,213,983         132
     1,400  * SEACOR Holdings, Inc.                                                                101,612           4
    31,600  * Southwestern Energy Company                                                        2,319,440          95
    48,500  * Swift Energy Company                                                               2,218,875          91
    67,400    Tesoro Corporation                                                                 4,531,976         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,667,062         559
----------------------------------------------------------------------------------------------------------------------
              Financials--4.5%
     3,225    21st Century Insurance Group                                                          51,439           2
   119,500    Commerce Bancorp, Inc.                                                             3,667,455         150
   112,150    HCC Insurance Holdings, Inc.                                                       3,199,640         131
   184,100    MoneyGram International, Inc.                                                      3,996,811         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,915,345         447
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.4%
   142,100  * AmSurg Corporation                                                                $3,887,856        $159
   442,000  * BioScrip, Inc.                                                                     2,873,000         118
    89,400  * Humana, Inc.                                                                       4,280,472         175
    87,500  * LabOne, Inc.                                                                       3,806,250         156
    79,900  * Lincare Holdings, Inc.                                                             3,279,895         134
   102,200  * Magellan Health Services, Inc. - Class "A"                                         3,592,330         147
   127,200    West Pharmaceutical Services, Inc.                                                 3,774,024         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,493,827       1,043
----------------------------------------------------------------------------------------------------------------------
              Industrials--22.3%
   160,900    Angelica Corporation                                                               2,872,065         118
    60,000    Carlisle Companies, Inc.                                                           3,814,200         156
   115,200    CLARCOR, Inc.                                                                      3,308,544         135
    57,400    Curtiss-Wright Corporation                                                         3,542,154         145
     3,600    ElkCorp                                                                              128,772           5
    70,000    HNI Corporation                                                                    4,215,400         173
    63,800  * Jacobs Engineering Group, Inc.                                                     4,300,120         176
    92,600    John H. Harland Company                                                            4,111,440         168
   168,700  * Kansas City Southern, Inc.                                                         3,932,397         161
   111,600  * NCI Building Systems, Inc.                                                         4,552,164         186
   109,000    United Industrial Corporation                                                      3,896,750         160
   163,200    Wabtec Corporation                                                                 4,452,096         182
    70,400  * Washington Group International, Inc.                                               3,793,856         155
   131,300    Watson Wyatt & Company Holdings - Class "A"                                        3,538,535         145
    48,000    Woodward Governor Company                                                          4,082,400         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,540,893       2,232
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.4%
   157,425  * Avnet, Inc.                                                                        3,849,041         157
   239,400    AVX Corporation                                                                    3,049,956         125
   119,900  * Cabot Microelectronics Corporation                                                 3,522,662         144
   230,100  * Convergys Corporation                                                              3,306,537         135
    83,100    Imation Corporation                                                                3,562,497         146
   101,100  * Intergraph Corporation                                                             4,520,181         185
    65,700  * International Rectifier Corporation                                                2,961,756         121
   223,400  * MEMC Electronic Materials, Inc.                                                    5,091,286         208
   362,000  * Overland Storage, Inc.                                                             2,950,300         121
    89,600  * Rogers Corporation                                                                 3,467,520         142
   184,600    Sabre Holdings Corporation - Class "A"                                             3,743,688         153
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   436,500  * Tyler Technologies, Inc.                                                          $3,614,220        $148
    89,900  * Varian Semiconductor Equipment
                Associates, Inc.                                                                 3,809,063         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                47,448,707       1,941
----------------------------------------------------------------------------------------------------------------------
              Materials--2.8%
    70,200    AptarGroup, Inc.                                                                   3,496,662         143
    98,500    Commercial Metals Company                                                          3,323,390         136
     6,200  * Metals USA, Inc.                                                                     126,852           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,946,904         284
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.4%
   105,300    CenturyTel, Inc.                                                                   3,683,394         151
   371,400  * Premiere Global Services, Inc.                                                     3,038,052         124
   105,825    Telephone & Data Systems, Inc. - Special Shares                                    3,973,729         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,695,175         438
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.0%
   121,300    Atmos Energy Corporation                                                           3,426,725         140
   261,800  * CMS Energy Corporation                                                             4,306,610         176
   185,200    Duquesne Light Holdings, Inc.                                                      3,187,292         130
   160,100    Pepco Holdings, Inc.                                                               3,725,526         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,646,153         599
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $209,985,596)                                               235,110,677       9,620
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--4.3%
   $10,600M   Federal Home Loan Bank, 3.18%, 10/3/05
                (cost $10,598,127)                                                              10,598,127         434
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $220,583,723)                                       100.5%    245,708,804      10,054
Excess of Liabilities Over Other Assets                                                (.5)     (1,325,759)        (54)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $244,383,045     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS FOCUSED EQUITY FUND


Dear Investor:

This is the annual report for the First Investors Focused Equity Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 11.4% for Class A shares and 10.7% for Class B shares, including dividends of 1.8 cents per share on Class A shares and 0.4 cents per share on Class B shares.

The Fund's performance during the reporting period was driven by a combination of the solid performance of the equity markets and the concentrated nature of the Fund. As with any concentrated equity fund, stock selection had a key impact on performance. The Fund was helped by top absolute contributors ConocoPhillips, which benefited from higher oil prices, and Altria Group, which rose on a positive litigation outcome and the company's decision to increase its dividend. Individual detractors during the period included Pfizer and First Data.

The Fund's relative performance versus the Standard & Poor's 500 Index was helped by strong security selection across a number of sectors including consumer staples, industrials and financials. Negative security selection was concentrated in the information technology sector.

The Fund's bias towards the mega-capitalization portion of the market was a drag on performance relative to the Standard & Poor's 500 Index as this segment underperformed the overall Index during the period. However, this was more than outweighed by superior stock selection within this market segment.

Sector allocation was a moderate negative as the effects of the Fund's underweight allocation to the strong performing utilities sector outweighed the positive results from the Fund's overweight allocation to the energy and information technology sectors. Because the Fund is concentrated in less than 50 securities, sector allocation tends to have less of an impact on Fund performance than stock selection.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,054.54       $9.53
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,015.79       $9.35
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,050.44      $13.11
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,012.29      $12.86
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.85% for Class A shares and 2.55%
  for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                         17.6%
Financials                          16.8%
Information Technology              15.4%
Energy                              11.1%
Industrials                         10.8%
Consumer Staples                    10.6%
Consumer Discretionary              10.2%
Materials                            3.6%
Telecommunication Services           2.1%
Utilities                            0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Focused Equity Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Focused Equity Fund
Graph Plot Points
for the periods Ended 9/30/05

                     Focused
                      Equity         S&P 500
                        Fund           Index
Mar-99               $ 9,425         $10,000
Sep-99                10,254           9,957
Sep-00                 9,783          11,279
Sep-01                 7,276           8,277
Sep-02                 5,401           6,581
Sep-03                 6,814           8,187
Sep-04                 7,380           9,322
Sep-05                 8,218          10,464

(INSET BOX IN CHART READS:)
                             Average Annual Total Returns*
Class A Shares             N.A.V. Only     S.E.C. Standardized
  One Year                   11.35%            4.92%
  Five Years                 (3.43%)          (4.56%)
  Since Inception (3/22/99)  (2.08%)          (2.96%)
Class B Shares
  One Year                   10.68%            6.68%
  Five Years                 (4.07%)          (4.46%)
  Since Inception (3/22/99)  (2.75%)          (2.75%)

  The graph compares a $10,000 investment in the First Investors Focused Equity Fund (Class A shares) beginning 3/22/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different lasses.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns Since Inception would have been (2.97%). The Class B "S.E.C. Standardized" Average Annual Total Returns Since Inception would have been (2.76%). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.9%
              Consumer Discretionary--10.3%
    24,600  * Comcast Corporation - Special Class "A"                                             $707,988        $123
    19,500  * Kohl's Corporation                                                                   978,510         170
    16,500    Lowe's Companies, Inc.                                                             1,062,600         185
   128,600    Time Warner, Inc.                                                                  2,328,946         406
    25,500    Viacom, Inc. - Class "B"                                                             841,755         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,919,799       1,031
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.7%
    23,300    Altria Group, Inc.                                                                 1,717,443         299
    14,200    Coca-Cola Company                                                                    613,298         107
    25,500    PepsiCo, Inc.                                                                      1,446,105         252
    39,600    Procter & Gamble Company                                                           2,354,616         410
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,131,462       1,068
----------------------------------------------------------------------------------------------------------------------
              Energy--11.2%
    37,400    ConocoPhillips                                                                     2,614,634         455
    17,700    GlobalSantaFe Corporation                                                            807,474         141
    24,500    Noble Energy, Inc.                                                                 1,149,050         200
    21,900    Schlumberger, Ltd.                                                                 1,847,922         322
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,419,080       1,118
----------------------------------------------------------------------------------------------------------------------
              Financials--16.9%
    15,220    American International Group, Inc.                                                   943,031         164
    50,200    Bank of America Corporation                                                        2,113,420         368
    39,500    Citigroup, Inc.                                                                    1,798,040         313
    13,100    Golden West Financial Corporation                                                    778,009         136
    23,700    Merrill Lynch & Company, Inc.                                                      1,453,995         253
    13,500    MetLife, Inc.                                                                        672,705         117
    21,784    St. Paul Travelers Companies, Inc.                                                   977,448         170
    20,000    State Street Corporation                                                             978,400         171
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,715,048       1,692
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.7%
    24,300    Abbott Laboratories                                                                1,030,320         179
    15,500  * Amgen, Inc.                                                                        1,234,885         215
    19,400    Baxter International, Inc.                                                           773,478         135
    15,200    Eli Lilly & Company                                                                  813,504         142
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    10,300  * Genzyme Corporation                                                                 $737,892        $129
    30,100    Medtronic, Inc.                                                                    1,613,962         281
    36,800    Pfizer, Inc.                                                                         918,896         160
    40,700    Schering-Plough Corporation                                                          856,735         149
    19,000  * WellPoint, Inc.                                                                    1,440,580         251
    16,400    Wyeth                                                                                758,828         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,179,080       1,773
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.9%
    17,600    Boeing Company                                                                     1,195,920         208
     9,500    General Dynamics Corporation                                                       1,135,725         198
    58,100    General Electric Company                                                           1,956,227         341
    22,000    Ingersoll-Rand Company - Class "A"                                                   841,060         147
    21,600    United Technologies Corporation                                                    1,119,744         195
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,248,676       1,089
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.5%
    25,900    Analog Devices, Inc.                                                                 961,926         168
    35,200  * Cisco Systems, Inc.                                                                  631,136         110
    46,600  * Corning, Inc.                                                                        900,778         157
    16,800  * Dell, Inc.                                                                           574,560         100
    19,800    First Data Corporation                                                               792,000         138
   101,800    Microsoft Corporation                                                              2,619,315         456
    10,300  * Research in Motion, Ltd.                                                             704,520         123
    22,600    Texas Instruments, Inc.                                                              766,140         133
    27,900  * Yahoo!, Inc.                                                                         944,136         165
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,894,511       1,550
----------------------------------------------------------------------------------------------------------------------
              Materials--3.7%
    20,600    Du Pont (E.I.) de Nemours & Company                                                  806,902         141
    12,400    Newmont Mining Corporation                                                           584,908         102
     4,400    Rio Tinto PLC (ADR)                                                                  722,920         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,114,730         369
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.1%
    52,221    Sprint Nextel Corporation                                                          1,241,815         215
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
    12,900    PG&E Corporation                                                                    $506,325         $88
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $51,332,262)                                                 57,370,526       9,993
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.0%
      $544M   UBS Securities, 3.31%, dated 9/30/05 to be
                repurchased at $544,150 on 10/3/05
                (collateralized by U.S. Treasury Bonds,
                5.25%, 11/15/28, valued at $553,578)
                (cost $544,000)                                                                    544,000          95
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $51,876,262)                                        100.9%     57,914,526      10,088
Excess of Liabilities Over Other Assets                                                (.9)       (503,679)        (88)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $57,410,847     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

This is the annual report for the First Investors Global Fund for the fiscal year ended September 30, 2005. During the period, the Fund's return on a net asset value basis was 19.1% for Class A shares and 18.1% for Class B shares.

The Fund's positive overall performance during the reporting period was driven by improving global economies and solid performance of the equity markets. Foreign markets outperformed U.S. domestic markets during the period, illustrating the potential benefit of the Fund's global investment approach. As measured by their respective MSCI regional indexes, emerging markets led the way, returning 47%, followed by the Pacific Basin (excluding Japan) with 35%. Japan and Europe also performed well, returning 27% and 25%, respectively.

Stock selection was strong across a number of sectors, particularly the consumer staples and energy sectors. Within consumer staples, the Fund's holdings in Japan Tobacco rose significantly during the period. Within the energy sector, ConocoPhillips and Noble Energy were strong performers as both stocks continued to be supported by rising oil prices. These positive results were partially offset by negative stock selection in the information technology sector. In addition, sector allocation decisions detracted from the Fund's results during the period.

On a regional basis, the Fund benefited from strong results relative to the MSCI All Country World Free Index from holdings in the U.S. and Japan. However, these gains were offset by negative results from the Fund's European holdings, which included Irish biotech company Elan. Shares of Elan declined significantly after the company announced in late February that its new multiple sclerosis drug, Tysabri, was associated with a fatal side effect.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

October 31, 2005

Fund Expenses
FIRST INVESTORS GLOBAL FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (4/1/05)       (9/30/05)  (4/1/05-9/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,089.51       $9.43
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,016.05       $9.10
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,084.86      $13.07
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,012.54      $12.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.80% for Class A shares and 2.50%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                       50.3%
Japan                               12.2%
United Kingdom                       6.9%
France                               6.5%
Switzerland                          5.6%
Canada                               3.7%
Germany                              2.6%
Netherlands                          1.6%
Taiwan                               1.3%
Hong Kong                            1.2%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS GLOBAL FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

First Investors Global Fund, Inc.
Graph Plot Points
for the periods Ended 9/30/05

                              Global    MSCI All Country
                                Fund    World Free Index
Dec-95                       $ 9,425             $10,000
Dec-96                        10,786              11,320
Dec-97                        11,647              13,017
Sep-98                        11,502              13,107
Sep-99                        14,909              17,157
Sep-00                        16,658              18,532
Sep-01                        11,849              13,316
Sep-02                         9,620              10,948
Sep-03                        11,735              13,879
Sep-04                        13,487              16,382
Sep-05                        16,057              19,812

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               19.06%         12.24%
  Five Years             (0.73%)        (1.89%)
  Ten Years               5.98%          5.35%
Class B Shares
  One Year               18.12%         14.12%
  Five Years             (1.45%)        (1.85%)
  Ten Years               5.15%          5.15%

  The graph compares a $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) beginning 12/31/95 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 49 markets of which emerging markets represent approximately 6.5%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/05) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.8%
              United States--48.2%
    39,000    Abbott Laboratories                                                               $1,653,600         $65
    72,500  * Alamosa Holdings, Inc.                                                             1,240,475          49
    37,500    Alcoa, Inc.                                                                          915,750          36
    36,300    Altria Group, Inc.                                                                 2,675,673         106
    36,200  * Amdocs, Ltd.                                                                       1,003,826          40
    23,653    American International Group, Inc.                                                 1,465,540          58
    25,000  * Amgen, Inc.                                                                        1,991,750          79
    12,600    Analog Devices, Inc.                                                                 467,964          19
    16,200    Anheuser-Busch Companies, Inc.                                                       697,248          28
    79,500    Bank of America Corporation                                                        3,346,950         132
    30,800    Baxter International, Inc.                                                         1,227,996          49
    26,900    Boeing Company                                                                     1,827,855          72
    15,600    Caterpillar, Inc.                                                                    916,500          36
    55,400  * Cisco Systems, Inc.                                                                  993,322          39
    63,249    Citigroup, Inc.                                                                    2,879,094         114
    32,800  * Comcast Corporation - Special Class "A"                                              943,984          37
    65,600    ConocoPhillips                                                                     4,586,096         181
   113,200  * Corning, Inc.                                                                      2,188,156          86
     9,700    D.R. Horton, Inc.                                                                    351,334          14
    26,400  * Dell, Inc.                                                                           902,880          36
    32,400    DuPont (E.I.) de Nemours & Company                                                 1,269,108          50
    22,500    Eli Lilly & Company                                                                1,204,200          48
     3,900    Federated Department Stores, Inc.                                                    260,793          10
    31,900    First Data Corporation                                                             1,276,000          50
    21,200  * Fisher Scientific International, Inc.                                              1,315,460          52
     9,800    General Dynamics Corporation                                                       1,171,590          46
    93,300    General Electric Company                                                           3,141,411         124
    42,900  * Genzyme Corporation                                                                3,073,356         121
    39,400    GlobalSantaFe Corporation                                                          1,797,428          71
    20,600    Golden West Financial Corporation                                                  1,223,434          48
    27,900  * Health Net, Inc.                                                                   1,320,228          52
    35,500    Hilton Hotels Corporation                                                            792,360          31
    37,400    Ingersoll-Rand Company - Class "A"                                                 1,429,802          57
    53,260    Intel Corporation                                                                  1,312,859          52
    33,200  * Intuit, Inc.                                                                       1,487,692          59
    31,500  * Kohl's Corporation                                                                 1,580,670          62
    18,800  * Kroger Company                                                                       387,092          15
    26,500    Lowe's Companies, Inc.                                                             1,706,600          67
    29,900    Market 2000+ Holders Trust                                                         1,647,191          65
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    48,200    Medtronic, Inc.                                                                   $2,584,484        $102
     8,900  * Mercury Interactive Corporation                                                      352,440          14
    38,200    Merrill Lynch & Company, Inc.                                                      2,343,570          93
    37,400    Michaels Stores, Inc.                                                              1,236,444          49
   163,900    Microsoft Corporation                                                              4,217,147         167
    32,600    Motorola, Inc.                                                                       720,134          28
    12,500  * National-Oilwell Varco, Inc.                                                         822,500          33
    44,100    Newmont Mining Corporation                                                         2,080,197          82
    99,700    Noble Energy, Inc.                                                                 4,675,930         185
    35,900    Northern Trust Corporation                                                         1,814,745          72
    15,100    Omnicare, Inc.                                                                       849,073          34
    39,800    PepsiCo, Inc.                                                                      2,257,058          89
    55,225    Pfizer, Inc.                                                                       1,378,968          54
    90,500    PG&E Corporation                                                                   3,552,125         140
    16,800    Precision Castparts Corporation                                                      892,080          35
    63,500    Procter & Gamble Company                                                           3,775,710         149
    60,600    Schering-Plough Corporation                                                        1,275,630          50
    24,000    Schlumberger, Ltd.                                                                 2,025,120          80
    23,200    Simon Property Group, Inc. (REIT)                                                  1,719,584          68
    81,679    Sprint Nextel Corporation                                                          1,942,327          77
    35,025    St. Paul Travelers Companies, Inc.                                                 1,571,572          62
    31,400    State Street Corporation                                                           1,536,088          61
     5,000    Tesoro Corporation                                                                   336,200          13
    35,600    Texas Instruments, Inc.                                                            1,206,840          48
   203,800    Time Warner, Inc.                                                                  3,690,818         146
    25,500    UnionBanCal Corporation                                                            1,777,860          70
    34,700    United Technologies Corporation                                                    1,798,848          71
    36,900    UnumProvident Corporation                                                            756,450          30
    42,200    Viacom, Inc. - Class "B"                                                           1,393,022          55
    20,400    Vulcan Materials Company                                                           1,513,884          60
    30,600  * WellPoint, Inc.                                                                    2,320,092          92
    26,600    Wyeth                                                                              1,230,782          49
    44,700  * Yahoo!, Inc.                                                                       1,512,648          60
    25,000    Yum! Brands, Inc.                                                                  1,210,250          48
----------------------------------------------------------------------------------------------------------------------
                                                                                               122,043,887       4,822
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan--12.1%
    62,100    Canon, Inc.                                                                       $3,358,682        $133
    56,000  * Daiichi Sankyo Company, Ltd.                                                       1,148,756          45
       326    East Japan Railway Company                                                         1,863,843          74
    63,400    Eisai Company, Ltd.                                                                2,712,987         107
    44,100    Electric Power Development Company, Ltd.                                           1,474,669          58
       148    Japan Tobacco, Inc.                                                                2,337,392          92
     7,300    Keyence Corporation                                                                1,838,204          73
        26    Mitsubishi Tokyo Financial Group, Inc.                                               341,803          13
       590    Nippon Telegraph & Telephone Corporation                                           2,904,711         115
    27,000    Promise Company, Ltd.                                                              2,003,441          79
    56,300  * Seven & I Holdings Company, Ltd.                                                   1,867,725          74
    23,200    Takeda Pharmaceutical Company, Ltd.                                                1,383,730          55
    31,610    Takefuji Corporation                                                               2,468,224          97
       614  * UFJ Holdings, Inc.+                                                                5,000,194         198
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,704,361       1,213
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--6.9%
    86,842    AstraZeneca PLC                                                                    4,048,202         160
    65,833    Centrica PLC                                                                         286,504          11
   345,254    EMI Group PLC                                                                      1,481,161          58
    54,571    Imperial Tobacco Group PLC                                                         1,567,833          62
   129,810    Reckitt Benckiser PLC                                                              3,965,996         157
    34,921    Rio Tinto PLC                                                                      1,432,029          57
    60,314    Royal Bank of Scotland Group PLC                                                   1,716,825          68
     4,569    Royal Dutch Shell PLC - Class "A"                                                    151,321           6
 1,071,012    Vodafone Group PLC                                                                 2,794,719         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,444,590         689
----------------------------------------------------------------------------------------------------------------------
              France--6.5%
    58,795  * Alcatel SA                                                                           785,417          31
    21,888    Essilor International SA                                                           1,818,216          72
    20,686    LVMH Moet Hennessy Louis Vuitton SA                                                1,710,885          68
    39,010    PSA Peugeot Citroen                                                                2,657,325         105
    27,469    Sanofi-Aventis                                                                     2,276,857          90
    14,243    Total SA                                                                           3,899,769         154
    96,403    Vivendi Universal SA                                                               3,156,753         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,305,222         645
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Switzerland--5.6%
    33,340    Credit Suisse Group - Registered                                                  $1,481,778         $58
    13,742    Nestle SA - Registered                                                             4,039,727         160
    12,789    Roche Holding AG - Genusscheine                                                    1,783,566          70
    64,100    UBS AG - Registered                                                                5,469,071         216
     8,227  * Zurich Financial Services AG - Registered                                          1,407,061          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,181,203         560
----------------------------------------------------------------------------------------------------------------------
              Canada--3.7%
    36,700    Alcan, Inc.                                                                        1,167,785          46
    18,600  * Biovail Corporation                                                                  434,682          17
    72,800    Canadian Pacific Railway, Ltd.                                                     3,135,054         124
    30,100    Fairmont Hotels & Resorts, Inc.                                                    1,005,942          40
    24,200    Petro-Canada                                                                       1,012,330          40
    13,500  * Research in Motion, Ltd.                                                             923,400          36
    35,600    Talisman Energy, Inc.                                                              1,742,271          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,421,464         372
----------------------------------------------------------------------------------------------------------------------
              Germany--2.6%
    81,339  * Bayerische Hypo-und Vereinsbank AG                                                 2,294,748          90
    88,465    Deutsche Telekom AG - Registered                                                   1,614,796          64
    28,719    E.ON AG                                                                            2,652,274         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,561,818         259
----------------------------------------------------------------------------------------------------------------------
              Netherlands--1.6%
   294,584  * Koninklijke Ahold NV                                                               2,233,984          88
    70,602    Koninklijke (Royal) Philips Electronics NV                                         1,882,028          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,116,012         163
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.3%
   123,735    AU Optronics Corporation (ADR)                                                     1,603,606          63
    94,600    Chunghwa Telecom Company, Ltd. (ADR)                                               1,751,046          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,354,652         132
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--1.2%
   229,500    Esprit Holdings, Ltd.                                                              1,715,833          68
   130,000    Sun Hung Kai Properties, Ltd.                                                      1,346,460          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,062,293         121
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Brazil--1.2%
    46,000    Companhia Vale Do Rio Doce (ADR)                                                  $2,017,560         $80
    14,100    Petroleo Brasileiro SA--Petrobras (ADR)                                            1,008,009          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,025,569         120
----------------------------------------------------------------------------------------------------------------------
              Spain--1.2%
   169,108    Banco Bilbao Vizcaya Argentaria SA                                                 2,974,676         118
----------------------------------------------------------------------------------------------------------------------
              Australia--.9%
   230,698    Santos, Ltd.                                                                       2,203,919          87
     5,300    Woodside Petroleum, Ltd. (ADR)                                                       145,704           6
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,349,623          93
----------------------------------------------------------------------------------------------------------------------
              Sweden--.7%
   505,070    Telefonaktiebolaget LM Ericsson AB - Class "B"                                     1,849,200          73
----------------------------------------------------------------------------------------------------------------------
              Russia--.7%
    43,900    Mobile TeleSystems (ADR)                                                           1,785,852          70
----------------------------------------------------------------------------------------------------------------------
              Ireland--.6%
    34,100  * Ryanair Holdings PLC (ADR)                                                         1,552,573          61
----------------------------------------------------------------------------------------------------------------------
              South Korea--.6%
    24,790    SK Corporation                                                                     1,440,034          57
----------------------------------------------------------------------------------------------------------------------
              Denmark--.6%
    24,320    Carlsberg A/S - Class "B"                                                          1,426,266          56
----------------------------------------------------------------------------------------------------------------------
              Italy--.5%
   269,540    Banca Intesa SpA                                                                   1,260,072          50
----------------------------------------------------------------------------------------------------------------------
              Poland--.4%
    53,514    Polski Koncern Naftowy Orlen SA                                                    1,100,799          43
----------------------------------------------------------------------------------------------------------------------
              China--.4%
   915,500  * China Shenhua Energy Company, Ltd.                                                 1,073,900          42
----------------------------------------------------------------------------------------------------------------------
              Austria--.3%
    15,622    Wienerberger AG                                                                      617,587          25
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $205,169,157)                                               247,651,653       9,784
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              United States
       708 *  Lucent Technologies, Inc. (expiring 12/10/07)
                (cost $0)                                                                             $673         $--
----------------------------------------------------------------------------------------------------------------------
   $4,925M    REPURCHASE AGREEMENT--2.0%
              UBS Securities, 3.31% dated 9/30/05, to be
                repurchased at $4,926,358 on 10/3/05
                (collateralized by U.S. Treasury Bonds,
                8.875%, 2/15/19, valued at $5,011,799)
                (cost $4,925,000)                                                                4,925,000         196
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $210,094,157)                                     99.8%       252,577,326       9,980
Other Assets, Less Liabilities                                                       .2            515,627          20
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%      $253,092,953     $10,000
======================================================================================================================

* Non-income producing

+ Security valued at fair value (see Note 1A)

  Summary Abbreviations:

  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Sector diversification of the portfolio was as follows:
------------------------------------------------------------------------------
                                                     Percentage
Sector                                            of Net Assets          Value
------------------------------------------------------------------------------
Energy.........................................            11.1%   $28,021,330
Pharmaceuticals & Biotechnology................            10.1     25,597,066
Diversified Financials.........................             7.9     19,996,011
Banks..........................................             7.9     19,936,562
Technology Hardware & Equipment................             6.0     15,163,674
Food, Beverage & Tobacco.......................             5.9     15,001,197
Telecommunication Services.....................             5.5     14,033,926
Capital Goods..................................             4.7     11,795,673
Health Care Equipment & Services...............             4.5     11,435,549
Media..........................................             4.2     10,665,738
Materials......................................             4.1     10,396,313
Software & Services............................             3.9      9,849,753
Utilities......................................             3.1      7,965,572
Household & Personal Products..................             3.0      7,741,706
Transportation.................................             2.6      6,551,470
Retailing......................................             2.6      6,500,340
Insurance......................................             2.1      5,200,623
Food & Staples Retailing.......................             1.8      4,488,801
Consumer Durables & Apparel....................             1.6      3,944,247
Real Estate....................................             1.2      3,066,044
Consumer Services..............................             1.2      3,008,552
Semiconductors & Semiconductor Equipment.......             1.2      2,987,663
Automobiles & Components.......................             1.0      2,657,325
Pooled Vehicle.................................             0.6      1,647,191
Repurchase Agreement...........................             2.0      4,925,000
------------------------------------------------------------------------------
Total Value of Investments                                 99.8    252,577,326
Other Assets, Less Liabilities                               .2        515,627
------------------------------------------------------------------------------
Net Assets                                                100.0%  $253,092,953
==============================================================================

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS
September 30, 2005
--------------------------------------------------------------------------------------------------------------
                                                      TOTAL                                        GROWTH &
                                                     RETURN           VALUE       BLUE CHIP          INCOME
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                             $285,960,612    $239,263,099    $364,347,423    $558,476,435
                                               ============    ============    ============    ============
At value (Note 1A)                             $321,484,198    $291,236,580    $472,058,170    $679,054,478
Cash                                                335,303         877,040         136,069       1,070,195
Receivables:
Investment securities sold                          652,003       2,526,448       2,629,212       2,113,027
Dividends and interest                            1,257,948         540,593         445,204         626,904
Shares sold                                         697,836       1,118,947         334,996       1,216,968
Forward currency contracts (Note 4)                      --              --              --              --
Other assets                                         14,927          11,912          26,847          32,371
                                               ------------    ------------    ------------    ------------
Total Assets                                    324,442,215     296,311,520     475,630,498     684,113,943
                                               ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                   4,492,824       1,377,550       1,416,092       4,420,298
Shares redeemed                                     547,232         361,908         692,794         813,373
Dividends payable                                    17,901          16,424          23,750           5,248
Accrued advisory fees                               196,709         180,441         292,839         405,461
Accrued shareholder servicing costs                  69,089          68,378         135,631         161,977
Accrued expenses                                     29,129          33,875          13,293          24,094
                                               ------------    ------------    ------------    ------------
Total Liabilities                                 5,352,884       2,038,576       2,574,399       5,830,451
                                               ------------    ------------    ------------    ------------
Net Assets                                     $319,089,331    $294,272,944    $473,056,099    $678,283,492
                                               ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                $294,435,732    $290,533,350    $477,968,418    $588,258,354
Undistributed net investment income (deficit)      (204,518)        593,069             439         808,110
Accumulated net realized gain (loss) on
investments and foreign currency transactions   (10,665,469)    (48,826,956)  (112,623,505)     (31,361,015)
Net unrealized appreciation in value
of investments and foreign
currency transactions                            35,523,586      51,973,481     107,710,747     120,578,043
                                               ------------    ------------    ------------    ------------
Total                                          $319,089,331    $294,272,944    $473,056,099    $678,283,492
                                               ============    ============    ============    ============
Net Assets:
Class A                                        $281,259,706    $267,308,724    $420,920,491    $596,683,911
Class B                                        $ 37,829,625    $ 26,964,220    $ 52,135,608    $ 81,599,581
Shares outstanding (Note 5):
Class A                                          20,194,093      40,418,281      20,430,317      43,649,880
Class B                                           2,755,471       4,140,699       2,701,212       6,249,165
Net asset value and redemption price
per share - Class A                                  $13.93           $6.61          $20.60          $13.67
                                               ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                             $14.78           $7.01          $21.86          $14.50
                                               ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                     $13.73           $6.51          $19.30          $13.06
                                               ============    ============    ============    ============





Statements of Assets and Liabilities (Continued)
FIRST INVESTORS
September 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                                    ALL-CAP         MID-CAP         SPECIAL         FOCUSED
                                                     GROWTH     OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                             $157,953,867    $353,056,395    $220,583,723     $51,876,262    $210,094,157
                                               ============    ============    ============    ============    ============
At value (Note 1A)                             $190,832,650    $466,622,838    $245,708,804     $57,914,526    $252,577,326
Cash                                                 82,444         206,202          56,134          90,745         126,552
Receivables:
Investment securities sold                        2,149,083              --         136,097         167,590       2,396,881
Dividends and interest                               64,434         232,341         170,102          53,185         462,044
Shares sold                                         334,199       1,181,244         316,107          32,809         221,246
Forward currency contracts (Note 4)                      --              --              --              --           2,182
Other assets                                          9,334          18,376          11,483           3,866          33,116
                                               ------------    ------------    ------------    ------------    ------------
Total Assets                                    193,472,144     468,261,001     246,398,727      58,262,721     255,819,347
                                               ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                      48,861         156,038       1,388,687         655,833       2,122,814
Shares redeemed                                     359,326         377,927         353,101         118,629         302,561
Dividends payable                                        --              --              --              --              --
Accrued advisory fees                               117,473         284,846         149,432          35,653         206,008
Accrued shareholder servicing costs                  60,531         121,259          80,600          27,200          68,804
Accrued expenses                                     14,174          24,738          43,862          14,559          26,207
                                               ------------    ------------    ------------    ------------    ------------
Total Liabilities                                   600,365         964,808       2,015,682         851,874       2,726,394
                                               ------------    ------------    ------------    ------------    ------------
Net Assets                                     $192,871,779    $467,296,193    $244,383,045     $57,410,847    $253,092,953
                                               ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                $165,189,371    $340,655,116    $225,527,126     $75,349,746    $215,624,336
Undistributed net investment income (deficit)            --              --              --          56,846              --
Accumulated net realized gain (loss) on
investments and foreign currency transactions    (5,196,375)     13,074,634      (6,269,162)    (24,034,009)     (5,014,136)
Net unrealized appreciation in value
of investments and foreign
currency transactions                            32,878,783     113,566,443      25,125,081       6,038,264      42,482,753
                                               ------------    ------------    ------------    ------------    ------------
Total                                          $192,871,779    $467,296,193    $244,383,045     $57,410,847    $253,092,953
                                               ============    ============    ============    ============    ============
Net Assets:
Class A                                        $169,469,936    $410,238,232    $223,573,998     $48,060,138    $238,614,232
Class B                                        $ 23,401,843    $ 57,057,961    $ 20,809,047     $ 9,350,709    $ 14,478,721
Shares outstanding (Note 5):
Class A                                          19,213,230      14,527,330      10,939,271       5,523,358      33,809,118
Class B                                           2,745,508       2,189,506       1,111,674       1,123,176       2,219,729
Net asset value and redemption price
per share - Class A                                   $8.82          $28.24          $20.44           $8.70          $7.06
                                               ============    ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                              $9.36          $29.96          $21.69           $9.23           $7.49
                                               ============    ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                      $8.52          $26.06          $18.72           $8.33           $6.52
                                               ============    ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Year Ended September 30, 2005
--------------------------------------------------------------------------------------------------------------
                                                      TOTAL                                        GROWTH &
                                                     RETURN           VALUE       BLUE CHIP          INCOME
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                       $ 4,054,252     $ 6,405,106     $ 9,413,015    $ 13,382,888
Interest                                          5,093,151         600,467         232,654          23,784
                                               ------------    ------------    ------------    ------------
Total income                                      9,147,403       7,005,573       9,645,669      13,406,672
                                               ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                     2,720,317       1,917,333       4,124,083       4,651,191
Distribution plan expenses - Class A                776,007         689,917       1,277,654       1,665,770
Distribution plan expenses - Class B                373,733         256,722         573,330         840,463
Shareholder servicing costs                         776,273         749,097       1,572,123       1,837,987
Professional fees                                    49,189          47,948          87,744          96,682
Custodian fees                                       35,219          25,386          43,999          47,134
Registration fees                                    39,372          38,572          38,918          37,418
Reports to shareholders                              49,513          47,741          95,873         111,105
Directors/trustees' fees                             10,220           8,690          16,981          21,859
Other expenses                                       71,471          51,889         101,307         128,535
                                               ------------    ------------    ------------    ------------
Total expenses                                    4,901,314       3,833,295       7,932,012       9,438,144
Less: Expenses waived                              (500,000)             --        (500,000)             --
Expenses paid indirectly                            (14,986)        (19,998)        (18,275)        (11,558)
                                               ------------    ------------    ------------    ------------
Net expenses                                      4,386,328       3,813,297       7,413,737       9,426,586
                                               ------------    ------------    ------------    ------------
Net investment income (loss)                      4,761,075       3,192,276       2,231,932       3,980,086
                                               ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 2):

Net realized gain on investments
and foreign currency transactions                14,327,122      10,988,910      27,341,802      52,239,623
Net unrealized appreciation (depreciation)
of investments and foreign
currency transactions                             6,264,904      13,771,189      19,535,734      22,329,279
                                               ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transactions                            20,592,026      24,760,099      46,877,536      74,568,902
                                               ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                $ 25,353,101    $ 27,952,375    $ 49,109,468    $ 78,548,988
                                               ============    ============    ============    ============





Statements of Operations (Continued)
FIRST INVESTORS
Year Ended September 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                                    ALL-CAP         MID-CAP         SPECIAL         FOCUSED
                                                     GROWTH     OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
---------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                       $ 1,407,322     $ 4,133,151     $ 2,011,795     $ 1,285,388     $ 4,273,366+
Interest                                            173,349         187,212         197,503          22,148         145,775
                                               ------------    ------------    ------------    ------------    ------------
Total income                                      1,580,671       4,320,363       2,209,298       1,307,536       4,419,141
                                               ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                     1,301,509       3,468,957       2,232,767         444,632       2,403,146
Distribution plan expenses - Class A                454,247       1,030,960         629,222         147,564         676,681
Distribution plan expenses - Class B                221,188         522,076         212,948         100,962         147,574
Shareholder servicing costs                         724,544       1,392,045         983,218         331,597         789,156
Professional fees                                    34,273          56,392          68,857          23,414          63,018
Custodian fees                                       14,804          34,180          28,559           7,753         120,094
Registration fees                                    40,234          39,418          39,918          41,094          46,541
Reports to shareholders                              46,732          87,184         105,792          21,610          61,559
Directors/trustees' fees                              5,476          13,396           7,981           2,111           8,345
Other expenses                                       43,470          78,492          52,118          13,774          75,246
                                               ------------    ------------    ------------    ------------    ------------
Total expenses                                    2,886,477       6,723,100       4,361,380       1,134,511       4,391,360
Less: Expenses waived                                    --        (500,000)       (500,000)             --              --
Expenses paid indirectly                             (2,590)        (14,774)        (22,771)         (1,159)         (1,446)
                                               ------------    ------------    ------------    ------------    ------------
Net expenses                                      2,883,887       6,208,326       3,838,609       1,133,352       4,389,914
                                               ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                     (1,303,216)     (1,887,963)     (1,629,311)        174,184          29,227
                                               ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 2):

Net realized gain on investments
and foreign currency transactions                12,586,390      25,408,825      54,920,845       2,888,567      26,274,478
Net unrealized appreciation (depreciation)
of investments and foreign
currency transactions                             9,837,022      61,015,861      (9,477,244)      3,284,026      15,303,113
                                               ------------    ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transactions                            22,423,412      86,424,686      45,443,601       6,172,593      41,577,591
                                               ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                $ 21,120,196    $ 84,536,723    $ 43,814,290     $ 6,346,777    $ 41,606,818
                                               ============    ============    ============    ============    ============

+ Net of $314,608 foreign taxes withheld

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL RETURN                       VALUE
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2005            2004            2005            2004
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                           $ 4,761,075     $ 3,537,896     $ 3,192,276     $ 2,050,767
Net realized gain on investments                                        14,327,122       8,318,115      10,988,910       4,056,548
Net unrealized appreciation of investments                               6,264,904       8,527,394      13,771,189      25,404,854
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    25,353,101      20,383,405      27,952,375      31,512,169
                                                                      ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                         (4,688,964)     (3,344,902)     (2,633,134)     (1,866,906)
Net investment income - Class B                                           (428,201)       (318,565)       (122,898)       (112,863)
                                                                      ------------    ------------    ------------    ------------
Total dividends                                                         (5,117,165)     (3,663,467)     (2,756,032)     (1,979,769)
                                                                      ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                               64,070,678      67,816,731      84,851,705      51,007,936
Reinvestment of dividends                                                4,613,539       3,288,426       2,574,863       1,814,820
Cost of shares redeemed                                                (36,254,876)    (31,026,815)    (27,688,829)    (19,645,255)
                                                                      ------------    ------------    ------------    ------------
                                                                        32,429,341      40,078,342      59,737,739      33,177,501
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                5,259,203       9,344,252       6,026,435       5,777,938
Reinvestment of dividends                                                  425,505         316,238         121,750         111,791
Cost of shares redeemed                                                 (6,076,543)     (4,776,454)     (5,162,063)     (4,941,142)
                                                                      ------------    ------------    ------------    ------------
                                                                          (391,835)      4,884,036         986,122         948,587
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                         32,037,506      44,962,378      60,723,861      34,126,088
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                   52,273,442      61,682,316      85,920,204      63,658,488
Net Assets
Beginning of year                                                      266,815,889     205,133,573     208,352,740     144,694,252
                                                                      ------------    ------------    ------------    ------------
End of year +                                                         $319,089,331    $266,815,889    $294,272,944    $208,352,740
                                                                      ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of             $ (204,518)     $ (264,926)       $ 593,069       $ 156,825
                                                                      ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                     4,699,343       5,268,212      13,262,294       8,950,654
Issued for dividends reinvested                                            336,103         252,536         396,159         310,958
Redeemed                                                                (2,656,447)     (2,410,468)     (4,319,198)     (3,441,839)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                    2,378,999       3,110,280       9,339,255       5,819,773
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       393,326         737,727         960,339       1,032,020
Issued for dividends reinvested                                             31,456          24,614          19,022          19,427
Redeemed                                                                  (452,242)       (375,421)       (818,095)       (882,554)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                      (27,460)        386,920         161,266         168,893
                                                                      ============    ============    ============    ============





Statements of Changes in Net Assets (Continued)
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                BLUE CHIP                   GROWTH & INCOME
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2005            2004            2005            2004
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                           $ 2,231,932     $ (283,785)     $ 3,980,086     $ 2,341,691
Net realized gain on investments                                        27,341,802      25,571,788      52,239,623      36,796,326
Net unrealized appreciation of investments                              19,535,734      14,361,975      22,329,279      27,753,508
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    49,109,468      39,649,978      78,548,988      66,891,525
                                                                      ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                         (2,052,222)             --      (4,113,800)     (1,198,784)
Net investment income - Class B                                           (179,271)             --        (201,083)             --
                                                                      ------------    ------------    ------------    ------------
Total dividends                                                         (2,231,493)             --      (4,314,883)     (1,198,784)
                                                                      ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                               44,068,883      59,861,560     105,630,410     105,331,802
Reinvestment of dividends                                                2,028,913              --       4,067,634       1,186,897
Cost of shares redeemed                                                (80,924,729)    (62,755,398)    (76,352,083)    (63,168,639)
                                                                      ------------    ------------    ------------    ------------
                                                                       (34,826,933)     (2,893,838)     33,345,961      43,350,060
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                3,947,403       8,311,100       8,233,185      14,981,290
Reinvestment of dividends                                                  178,831              --         200,260              --
Cost of shares redeemed                                                (18,447,695)    (15,084,253)    (20,089,693)    (17,923,509)
                                                                      ------------    ------------    ------------    ------------
                                                                       (14,321,461)     (6,773,153)    (11,656,248)     (2,942,219)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                        (49,148,394)     (9,666,991)     21,689,713      40,407,841
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                   (2,270,419)     29,982,987      95,923,818     106,100,582
Net Assets
Beginning of year                                                      475,326,518     445,343,531     582,359,674     476,259,092
                                                                      ------------    ------------    ------------    ------------
End of year +                                                         $473,056,099    $475,326,518    $678,283,492    $582,359,674
                                                                      ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of                   $ 439            $ --       $ 808,110     $ 1,142,907
                                                                      ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                     2,197,308       3,172,176       8,066,584       8,833,243
Issued for dividends reinvested                                             98,491              --         306,678          97,777
Redeemed                                                                (4,035,467)     (3,335,866)     (5,827,638)     (5,290,872)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                   (1,739,668)       (163,690)      2,545,624       3,640,148
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       209,604         466,882         659,640       1,312,512
Issued for dividends reinvested                                              9,266              --          15,843              --
Redeemed                                                                  (980,107)       (846,873)     (1,603,975)     (1,568,845)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                     (761,237)       (379,991)       (928,492)       (256,333)
                                                                      ============    ============    ============    ============

See notes to financial statements





Statements of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------------------
                                                                           ALL-CAP GROWTH                 MID-CAP OPPORTUNITY
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2005            2004            2005            2004
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                          $ (1,303,216)   $ (1,549,253)   $ (1,887,963)   $ (1,639,804)
Net realized gain on investments                                        12,586,390       3,952,080      25,408,825      20,378,683
Net unrealized appreciation (depreciation) of investments                9,837,022      12,347,189      61,015,861      24,729,598
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    21,120,196      14,750,016      84,536,723      43,468,477
                                                                      ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                                 --              --              --              --
Net investment income - Class B                                                 --              --              --              --
                                                                      ------------    ------------    ------------    ------------
Total dividends                                                                 --              --              --              --
                                                                      ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                               41,188,051      52,765,310      99,735,632      79,643,493
Reinvestment of dividends                                                       --              --              --              --
Cost of shares redeemed                                                (20,615,450)    (11,769,360)    (40,559,126)    (31,414,210)
                                                                      ------------    ------------    ------------    ------------
                                                                        20,572,601      40,995,950      59,176,506      48,229,283
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                3,422,603       6,200,445       8,855,927      11,173,893
Reinvestment of dividends                                                       --              --              --              --
Cost of shares redeemed                                                 (2,944,226)     (1,739,011)     (8,824,631)     (5,939,582)
                                                                      ------------    ------------    ------------    ------------
                                                                           478,377      4,461,434          31,296       5,234,311
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                         21,050,978      45,457,384      59,207,802      53,463,594
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                   42,171,174      60,207,400     143,744,525      96,932,071
Net Assets
Beginning of year                                                      150,700,605      90,493,205     323,551,668     226,619,597
                                                                      ------------    ------------    ------------    ------------
End of year +                                                         $192,871,779    $150,700,605    $467,296,193    $323,551,668
                                                                      ============    ============    ============    ============

+Includes undistributed net investment income of                              $ --            $ --            $ --            $ --
                                                                      ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                     4,995,352       6,871,429       3,889,924       3,631,663
Issued for dividends reinvested                                                 --              --              --              --
Redeemed                                                                (2,484,476)     (1,531,123)     (1,578,469)     (1,427,534)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                    2,510,876       5,340,306       2,311,455       2,204,129
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       428,824         827,213         373,923         548,606
Issued for dividends reinvested                                                 --              --              --              --
Redeemed                                                                  (366,968)       (231,955)       (370,530)       (289,487)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                       61,856         595,258           3,393         259,119
                                                                      ============    ============    ============    ============





Statements of Changes in Net Assets (Continued)
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------------------
                                                                          SPECIAL SITUATIONS                   FOCUSED EQUITY
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2005            2004            2005            2004
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                          $ (1,629,311)   $ (2,473,241)      $ 174,184      $ (268,089)
Net realized gain on investments                                        54,920,845      26,478,497       2,888,567       1,822,147
Net unrealized appreciation (depreciation) of investments               (9,477,244)     (9,729,555)      3,284,026       3,279,568
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    43,814,290      14,275,701       6,346,777       4,833,626
                                                                      ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                                 --              --        (111,522)             --
Net investment income - Class B                                                 --              --          (5,816)             --
                                                                      ------------    ------------    ------------    ------------
Total dividends                                                                 --              --        (117,338)             --
                                                                      ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                               28,756,884      32,272,999       4,675,073       7,719,981
Reinvestment of dividends                                                       --              --         110,993              --
Cost of shares redeemed                                                (34,605,124)    (24,508,853)    (11,403,250)    (10,216,270)
                                                                      ------------    ------------    ------------    ------------
                                                                        (5,848,240)      7,764,146      (6,617,184)     (2,496,289)
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                1,950,974       4,172,232         638,285       1,199,744
Reinvestment of dividends                                                       --              --           5,739              --
Cost of shares redeemed                                                 (5,674,721)     (5,431,921)     (2,929,303)     (2,128,058)
                                                                      ------------    ------------    ------------    ------------
                                                                        (3,723,747)     (1,259,689)     (2,285,279)       (928,314)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                         (9,571,987)      6,504,457      (8,902,463)     (3,424,603)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                                   34,242,303      20,780,158      (2,673,024)      1,409,023
Net Assets
Beginning of year                                                      210,140,742     189,360,584      60,083,871      58,674,848
                                                                      ------------    ------------    ------------    ------------
End of year +                                                         $244,383,045    $210,140,742    $ 57,410,847    $ 60,083,871
                                                                      ============    ============    ============    ============

+Includes undistributed net investment income of                              $ --            $ --        $ 56,846            $ --
                                                                      ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                     1,508,510       1,863,325         559,778         977,797
Issued for dividends reinvested                                                 --              --          13,198              --
Redeemed                                                                (1,823,381)     (1,421,872)     (1,366,256)     (1,296,757)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                     (314,871)        441,453        (793,280)       (318,960)
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       111,825         259,292          79,352         157,973
Issued for dividends reinvested                                                 --              --             709              --
Redeemed                                                                  (324,252)       (338,579)       (364,892)       (280,246)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                     (212,427)        (79,287)       (284,831)       (122,273)
                                                                      ============    ============    ============    ============
See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------
                                                                                   GLOBAL
                                                                      ---------------------------
Year Ended September 30                                                       2005           2004
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                              $ 29,227      $ (400,083)
Net realized gain on investments and foreign
currency transactions                                                   26,274,478      30,025,702
Net unrealized appreciation of investments and
foreign currency transactions                                           15,303,113         690,941
                                                                      ------------    ------------
Net increase in net assets resulting from operations                    41,606,818      30,316,560
                                                                      ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                               21,167,913      16,930,869
Cost of shares redeemed                                                (30,999,052)    (28,122,035)
                                                                      ------------    ------------
                                                                        (9,831,139)    (11,191,166)
                                                                      ------------    ------------
Class B:
Proceeds from shares sold                                                1,619,784       1,931,105
Cost of shares redeemed                                                 (4,823,294)     (3,892,357)
                                                                      ------------    ------------
                                                                        (3,203,510)     (1,961,252)
                                                                      ------------    ------------
Net decrease from share transactions                                   (13,034,649)    (13,152,418)
                                                                      ------------    ------------
Net increase in net assets                                              28,572,169      17,164,142
Net Assets
Beginning of year                                                      224,520,784     207,356,642
                                                                      ------------    ------------
End of year                                                           $253,092,953    $224,520,784
                                                                      ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                     3,230,403       2,881,046
Redeemed                                                                (4,739,544)     (4,801,535)
                                                                      ------------    ------------
Net decrease in Class A shares outstanding                              (1,509,141)     (1,920,489)
                                                                      ============    ============
Class B:
Sold                                                                       266,888         353,684
Redeemed                                                                  (800,150)       (706,156)
                                                                      ------------    ------------
Net decrease in Class B shares outstanding                                (533,262)       (352,472)
                                                                      ============    ============
See notes to financial statements


Notes to Financial Statements
September 30, 2005

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Value Fund (formerly Utilities Income), First Investors Growth & Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's

September 30, 2005


Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2005, Global Fund held one security that was fair valued by its Valuation Committee with a value of $5,000,194 representing 2.0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2005, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                    -------------------------------------------------------------------
Fund                       Total         2009          2010          2011         2012
----                       -----         ----          ----          ----         ----
Total Return        $  8,563,719  $        --   $        --   $ 8,563,719   $       --
Value                 48,807,852           --    12,401,373    36,406,479           --
Blue Chip            103,865,283           --    34,677,744    69,187,539           --
Growth & Income       26,077,239           --            --    26,077,239           --
All-Cap Growth         4,730,580           --            --     4,730,580           --
Special Situations     6,051,363           --            --     6,051,363           --
Focused Equity        23,740,685   10,726,015     1,712,582     9,856,986    1,445,102
Global                 4,588,793           --            --     4,588,793           --

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market

September 30, 2005


prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2005, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $91,089 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2005, the Funds expenses were reduced by $16,468 under these arrangements.

2. Security Transactions--For the year ended September 30, 2005, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $167,876,444   $143,094,964    $15,633,525     $2,986,375
Value                  90,060,793     39,460,236             --             --
Blue Chip             261,285,402    306,061,154             --             --
Growth & Income       286,685,565    265,780,262             --             --
All-Cap Growth        168,079,583    150,908,393             --             --
Mid-Cap Opportunity   232,430,628    168,942,435             --             --
Special Situations    249,909,035    264,612,307             --             --
Focused Equity         35,035,283     43,863,159             --             --
Global                244,047,001    257,214,122             --             --

At September 30, 2005, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $288,844,846  $ 43,831,467   $11,192,115   $ 32,639,352
Value                 239,282,203    57,076,882     5,122,505     51,954,377
Blue Chip             373,105,645   110,738,337    11,785,812     98,952,525
Growth & Income       563,760,212   150,333,438    35,039,172    115,294,266
All-Cap Growth        158,419,662    33,869,597     1,456,609     32,412,988
Mid-Cap Opportunity   353,112,025   120,784,229     7,273,416    113,510,813
Special Situations    220,801,524    31,394,312     6,487,032     24,907,280
Focused Equity         52,169,586     8,522,013     2,777,073      5,744,940
Global                211,036,198    44,478,174     2,937,046     41,541,128

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC"), their transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2005, total directors/trustees fees accrued by the Funds amounted to $95,059.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds-- 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the year ended September 30, 2005.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds-- .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

September 30, 2005


Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the year ended September 30, 2005, total advisory fees accrued to FIMCO by the Funds were $23,263,935 of which $2,000,000 was waived.

For the year ended September 30, 2005, FIC, as underwriter, received $18,780,174 in commissions from the sale of shares of the Funds, after allowing $26,517 to other dealers. Shareholder servicing costs included $6,642,923 in transfer agent fees accrued to ADM and $1,889,737 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2005, total distribution plan fees accrued to FIC by the Funds amounted to $10,597,018.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. Effective March 8, 2005, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

Global Fund had the following forward currency contracts outstanding at September 30, 2005:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date        Gain
----------------------------  ---------------  ---------------  ----------
   436,211 Canadian Dollars       US$ 371,497      10/3/05       US$ 4,353
   141,956 Euro                       170,858      10/3/05             291
   125,201 Euro                       150,729      10/4/05             219
                              ---------------                   ----------
                                    $ 693,084                      $ 4,863
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date        Loss
----------------------------  ---------------  ---------------  ----------
   135,410 British Pound          US$ 239,106      10/3/05       US$  (447)
   294,481 British Pound              518,731      10/4/05          (2,234)
                              ---------------                   ----------
                                    $ 757,837                      $(2,681)
                              ===============                   ----------
Net Unrealized Gain on Forward Currency Contracts                  $ 2,182
                                                                ==========

5. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Series Fund has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 $0.001 par value shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 $1.00 par value Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

September 30, 2005


6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2005 and September 30, 2004 consisted entirely of ordinary income as follows:

                                             Distributions Declared
                                               from Ordinary Income
                                  ---------------------------------
Fund                                        2005               2004
----                              --------------     --------------
Total Return                          $5,117,165         $3,663,467
Value                                  2,756,032          1,979,769
Blue Chip                              2,231,493                 --
Growth & Income                        4,314,883          1,198,784
All-Cap Growth                                --                 --
Mid-Cap Opportunity                           --                 --
Special Situations                            --                 --
Focused Equity                           117,338                 --
Global                                        --                 --

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                      Total
                 Undistributed        Capital                 Distributable
                      Ordinary     Gain (Loss)    Unrealized         Income
Fund                    Income     Carryovers   Appreciation       (Deficit)
----              ------------   ------------   ------------   ------------
Total Return          $577,966  $  (8,563,719)  $ 32,639,352   $ 24,653,599
Value                  593,069    (48,807,852)    51,954,377      3,739,594
Blue Chip                  439   (103,865,283)    98,952,525     (4,912,319)
Growth & Income        808,110    (26,077,239)   115,294,267     90,025,138
All-Cap Growth              --     (4,730,580)    32,412,988     27,682,408
Mid-Cap Opportunity         --     13,130,264    113,510,813    126,641,077
Special Situations          --     (6,051,363)    24,907,282     18,855,919
Focused Equity          56,846    (23,740,685)     5,744,940    (17,938,899)
Global                 516,698     (4,588,793)    41,540,712     37,468,617


7. Fund Reorganizations--On August 18, 2005, the Board of Directors or Trustees of each First Investors Fund covered by this report approved, subject to shareholder approval, an Agreement and Plan of Conversion and Termination pursuant to which each Fund would be reorganized into a corresponding series of the First Investors Equity Funds, a newly-established Delaware statutory trust (the "Reorganizations"). The Reorganizations will offer a number of benefits to the Funds, including, among other things, allowing the Funds to operate under uniform, modern and flexible governing documents that will increase operating efficiency by streamlining the governance process and updating, standardizing and streamlining certain of the Funds' outdated investment restrictions. If approved by shareholders, it is expected that the Reorganizations will take effect after the close of business on or about January 27, 2006, although the date may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2001             $16.27       $ .26         $(2.86)     $(2.60)      $ .32       $1.07          $1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20
2005              12.98         .23            .97        1.20         .25          --            .25

Class B
-------
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12
2005              12.80         .13            .95        1.08         .15          --            .15

-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2001             $ 8.60       $ .10         $(2.10)     $(2.00)      $ .11       $ .56          $ .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07
2005               5.95         .08            .65         .73         .07          --            .07

Class B
-------
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03
2005               5.87         .04            .63         .67         .03          --            .03

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2001              $12.28    (17.31)%       $121        1.37%       2.02%       1.62%       1.77%        130%
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41
2005               13.93      9.25          281        1.40        1.69        1.57        1.52          52

Class B
-------
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41
2005               13.73      8.49           38        2.10         .99        2.27         .82          52

-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2001              $ 5.93    (24.98)%       $149        1.37%       1.47%        N/A         N/A          51%
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11
2005                6.61     12.31          267        1.43        1.31         N/A         N/A          17

Class B
-------
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11
2005                6.51     11.43           27        2.13         .61         N/A         N/A          17

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                   Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2001             $31.09       $  --         $(8.64)     $(8.64)       $.01       $3.30          $3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --
2005              18.69         .10           1.91        2.01         .10          --            .10

Class B
-------
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --
2005              17.61         .09           1.67        1.76         .07          --            .07

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2001             $16.61       $ .06         $(3.99)     $(3.93)       $.03       $1.49          $1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03
2005              12.14         .09           1.54        1.63         .10          --            .10

Class B
-------
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --
2005              11.62        (.04)          1.51        1.47         .03          --            .03

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2001              $19.14    (30.88)%        $445       1.35%       (.02)%      1.43%       (.10)%       117%
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94
2005               20.60     10.76           421       1.45         .54        1.56         .43          55

Class B
-------
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94
2005               19.30      9.98            52       2.15        (.16)       2.26        (.27)         55

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2001              $11.16    (25.91)%        $383       1.34%        .47%        N/A         N/A         168%
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32
2005               13.67     13.43           597       1.38         .72         N/A         N/A          42

Class B
-------
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26            83       2.12        (.17)        N/A         N/A          32
2005               13.06     12.65            82       2.08         .02         N/A         N/A          42

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)         --          --             --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --
2005               7.80        (.05)          1.07        1.02          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --
2005               7.59        (.11)          1.04         .93          --          --             --

-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2001             $26.66        (.05)        $(7.67)     $(7.72)         --       $1.30          $1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --
2005              22.71        (.09)          5.62        5.53          --          --             --

Class B
-------
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --
2005              21.10        (.26)          5.22        4.96          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)%        $ 35       1.75%+      (.90)%+     2.10%+     (1.25)%+       84%
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75
2005                8.82     13.08           169       1.58        (.66)        N/A         N/A          91

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75
2005                8.52     12.25            23       2.28       (1.36)        N/A         N/A          91

-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2001              $17.64    (30.34)%        $109       1.51%       (.27)%      1.76%       (.52)%       123%
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40
2005               28.24     24.35           410       1.48        (.39)       1.61        (.52)         43

Class B
-------
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40
2005               26.06     23.51            57       2.18       (1.09)       2.31       (1.22)         43

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2001             $31.82       $(.18)       $(11.59)    $(11.77)         --       $4.89          $4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --
2005              16.84        (.12)          3.72        3.60          --          --             --

Class B
-------
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --
2005              15.54        (.26)          3.44        3.18          --          --             --

-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2001             $10.38       $(.03)        $(2.63)     $(2.66)       $ --          --           $ --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --
2005               7.83         .03            .86         .89         .02          --            .02

Class B
-------
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --
2005               7.53        (.02)           .82         .80          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2001              $15.16    (42.86)%        $164       1.54%       (.94)%      1.75%      (1.15)%       183%
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119
2005               20.44     21.38           224       1.60        (.64)       1.82        (.86)        112

Class B
-------
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119
2005               18.72     20.46            21       2.30       (1.34)       2.52       (1.56)        112

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2001              $ 7.72    (25.63)%        $ 51       1.75%       (.35)%       N/A         N/A         240%
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39
2005                8.70     11.35            48       1.79         .41         N/A         N/A          60

Class B
-------
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39
2005                8.33     10.68             9       2.49        (.29)        N/A         N/A          60

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2001             $ 8.11       $(.01)        $(2.13)     $(2.14)         --       $ .76          $ .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --
2005               5.93          --           1.13        1.13          --          --             --

Class B
-------
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --
2005               5.52        (.04)          1.04        1.00          --          --             --

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by the investment adviser (Note 3).

  + Annualized

 ++ Prior to October 1, 2001, the Total Return Fund, Growth & Income
    Fund, and Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.


See notes to financial statements




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2001              $ 5.21    (28.87)%        $234       1.77%       (.21)%       N/A         N/A         116%
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105
2005                7.06     19.06           239       1.78         .05         N/A         N/A         104

Class B
-------
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105
2005                6.52     18.12            14       2.48        (.65)        N/A         N/A         104

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (each a series of First Investors Series Fund II, Inc.) and First Investors Global Fund, Inc. as of September 30, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of September 30, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 1, 2005

FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers*

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932                  Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922                       Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921               Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932                  Director/Trustee   Owner                49                 None
c/o First Investors                     since 1/19/95      Hampton
Management Company, Inc.                                   Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929               Director/Trustee   None/Retired         49                 None
c/o First Investors                     since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005




                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

INTERESTED DIRECTORS/TRUSTEES**

Kathryn S. Head  1955                   Director/Trustee   Chairman, Officer    49                 None
c/o First Investors                     since 3/17/94      and Director of
Management Company, Inc.                                   First Investors
Raritan Plaza I                         President          Corporation;
Edison, NJ 08837                        since 11/15/01     First Investors
                                                           Consolidated
                                        Chairman           Corporation;
                                        since 1/1/05       First Investors
                                                           Management
                                                           Company, Inc.;
                                                           Administrative Data
                                                           Management Corp.;
                                                           First Investors
                                                           Federal Savings
                                                           Bank; School
                                                           Financial
                                                           Management
                                                           Services, Inc.;
                                                           and other affiliated
                                                           companies***

John T. Sullivan  1932                  Director/Trustee   Of Counsel           49                 None
c/o First Investors                     since 9/20/79      Hawkins,
Management Company, Inc.                                   Delafield &
95 Wall Street                                             Wood; Director
New York, NY 10005                                         of First Investors
                                                           Corporation,
                                                           First Investors
                                                           Consolidated
                                                           Corporation,
                                                           First Investors
                                                           Management
                                                           Company, Inc.,
                                                           Administrative Data
                                                           Management Corp.,
                                                           and other affiliated
                                                           companies***




FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers* (continued)


  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested director/trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First
    Investors Leverage Corporation, Route 33 Realty Corporation, First
    Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real
    Property Development Corporation, First Investors Credit Corporation and First Investors Resources, Inc.



                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  1957                 Treasurer          Treasurer            49                 None
c/o First Investors                     since 1988         and Principal
Management Company, Inc.                                   Accounting Officer
Raritan Plaza I
Edison, NJ 08837

Larry R. Lavoie  1947                   Chief Compliance   General Counsel      49                 None
c/o First Investors                     Officer            of First Investors
Management Company, Inc.                since 2004         Corporation
95 Wall Street                                             and its affiliates
New York, NY 10005
                                                           Director/Trustee
                                                           from 9/17/98
                                                           to 8/18/04

George V. Ganter  1952                  Vice President,    Portfolio Manager    2                  None
c/o First Investors                     Series Fund,       of First Investors
Management Company, Inc.                since 2000         Management
95 Wall Street                                             Company, Inc.
New York, NY 10005

Clark D. Wagner  1959                   Vice President,    Director of          27                 None
c/o First Investors                     Series Fund,       Fixed Income
Management Company, Inc.                since 1991         (previously, Chief
95 Wall Street                                             Investment Officer)
New York, NY 10005                                         of First Investors
                                                           Management
                                                           Company, Inc.

Matthew S. Wright  1968                 Vice President,    Portfolio Manager    4                  None
c/o First Investors                     Series Fund II,    of First Investors
Management Company, Inc.                since 2005         Management
95 Wall Street                                             Company, Inc.
New York, NY 10005


FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------

Investment Adviser                         Custodian  (Global Fund only)
First Investors Management Company, Inc.   Brown Brothers Harriman & Co.
95 Wall Street                             40 Water Street
New York, NY 10005                         Boston, MA 02109

Subadviser (All-Cap Growth Fund,           Transfer Agent
Focused Equity Fund and Global Fund only)  Administrative Data Management Corp.
Wellington Management Company, LLP         Raritan Plaza I - 8th Floor
75 State Street                            Edison, NJ 08837-3620
Boston, MA 02109
                                           Independent Registered
Subadviser (Special Situations Fund only)  Public Accounting Firm
Paradigm Capital Management, Inc.          Tait, Weller & Baker LLP
Nine Elk Street                            1818 Market Street
Albany, NY 12207                           Philadelphia, PA 19103

Underwriter                                Legal Counsel
First Investors Corporation                Kirkpatrick & Lockhart
95 Wall Street                             Nicholson Graham LLP
New York, NY 10005                         1800 Massachusetts Avenue, N.W.
                                           Washington, DC 20036
Custodian
The Bank of New York
One Wall Street
New York, NY 10286


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

As of the end of the period, September 30, 2005, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. A copy of the code of ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.


Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American
Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial
Reporting and Analysis, Controller, and Director of Business Planning.
Mr. Wentworth also has many years experience serving on the Audit Committees of the First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						September 30,
						-----------------
						   2005      2004
						   ----	     ----
(a) Audit Fees
     First Investors
	Series Fund
	    Total Return Fund		       $ 15,500	 $ 14,900
	    Blue Chip Fund			 35,400	   33,900
	    Special Situations Fund		 26,000    24,900
	Series Fund II, Inc.
	    Value Fund				 21,800    20,900
	    Growth & Income Fund		 34,300    32,900
	    All-Cap Growth Fund			 11,300    10,900
	    Mid-Cap Opportunity Fund		 14,500	   13,900
	    Focused Equity Fund			 11,300	   10,900
	Global Fund, Inc.			 36,400    34,900


(b) Audit-Related Fees
     First Investors
	Series Fund
	    Total Return Fund		       $      0	 $	0
	    Blue Chip Fund			      0	        0
	    Special Situations Fund		      0		0
	Series Fund II, Inc.
	    Value Fund				      0		0
	    Growth & Income Fund		      0		0
	    All-Cap Growth Fund			      0		0
	    Mid-Cap Opportunity Fund		      0		0
	    Focused Equity Fund			      0         0
	Global Fund, Inc.			      0		0


(c) Tax Fees
     First Investors
	Series Fund
	    Total Return Fund		       $  3,600	 $  3,500
	    Blue Chip Fund	   		  3,600     3,500
	    Special Situations Fund		  3,600	    3,500
	Series Fund II, Inc.
	    Value Fund				  3,600	    3,500
	    Growth & Income Fund		  3,600	    3,500
	    All-Cap Growth Fund			  3,600	    3,500
	    Mid-Cap Opportunity Fund		  3,600	    3,500
	    Focused Equity Fund			  3,600	    3,500
	Global Fund, Inc.			  3,600	    3,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors
	Series Fund
	    Total Return Fund		       $      0	 $	0
	    Blue Chip Fund			      0		0
	    Special Situations Fund		      0		0
	Series Fund II, Inc.
	    Value Fund				      0		0
	    Growth & Income Fund		      0		0
	    All-Cap Growth Fund			      0		0
	    Mid-Cap Opportunity Fund		      0		0
	    Focused Equity Fund			      0		0
	Global Fund, Inc.			      0		0


(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Funds by the auditors; (ii) to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2005 and 2004 were $68,000 and $66,500 respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members:
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on December 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 6, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 6, 2005